Quarterly Holdings Report
for
Strategic Advisers® Fidelity® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2025
TSF-NPRT1-1025
1.9887485.107
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class XR, CME Term SOFR 3 month Index + 1.1%, 5.3343% 7/18/2038 (b)(c)(d)	2,730,000	2,734,390
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4855% 1/20/2037 (b)(c)(d)	3,615,000	3,615,029
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.569% 7/23/2036 (b)(c)(d)	6,075,000	6,084,009
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.5155% 1/20/2037 (b)(c)(d)	2,570,000	2,567,299
TOTAL BAILIWICK OF JERSEY		15,000,727
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	457,818	460,632
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	104,452	105,839
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	442,655	448,122
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (b)	381,002	383,980
TOTAL CANADA		1,398,573
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.212% 4/22/2031 (b)(c)(d)	2,149,342	2,146,656
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6424% 4/17/2033 (b)(c)(d)	4,560,578	4,560,578
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.3352% 4/20/2034 (b)(c)(d)	5,790,000	5,789,942
Bain Capital Credit Clo Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.482% 4/22/2035 (b)(c)(d)	3,700,000	3,700,607
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4655% 1/20/2036 (b)(c)(d)	5,600,000	5,603,388
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.399% 7/18/2034 (b)(c)(d)	4,537,000	4,536,968
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.4935% 8/20/2034 (b)(c)(d)	2,406,000	2,410,273
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.4176% 7/15/2035 (b)(c)(d)	4,111,000	4,114,013
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.5835% 5/20/2036 (b)(c)(d)	1,693,000	1,695,878
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 5.3326% 7/15/2036 (b)(c)(d)	5,180,000	5,180,000
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	4,094,000	4,097,832
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5676% 7/15/2036 (b)(c)(d)	3,656,000	3,660,833
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	3,582,000	3,591,979
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	5,520,000	5,521,248
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	635,786	636,549
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3143% 8/8/2032 (b)(c)(d)	1,492,407	1,493,306
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6892% 7/15/2036 (b)(c)(d)	1,614,000	1,617,619
Sixth Street Clo Xix Ltd Series 2025-19A Class X, CME Term SOFR 3 month Index + 1%, 5.2839% 7/17/2038 (b)(c)(d)	2,000,000	2,001,578
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5755% 4/20/2035 (b)(c)(d)	2,950,000	2,953,670
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.5255% 7/20/2032 (b)(c)(d)	2,971,609	2,974,354
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		68,287,271
UNITED STATES - 0.2%
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	1,476,753	1,477,942
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	1,215,664	1,217,179
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	506,599	509,633
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	5,000,000	5,100,813
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	2,575,000	2,599,468
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	541,264	545,761
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	1,154,721	1,161,200
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	316,000	322,392
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	390,000	390,672
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	690,000	698,963
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	1,026,000	1,037,282
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	161,839	162,230
BMW Vehicle Lease Trust Series 2024-1 Class A3, 4.98% 3/25/2027	1,424,615	1,429,805
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	241,000	243,184
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	3,405,000	3,429,428
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	1,027,535	1,032,164
CarMax Auto Owner Trust Series 2023-3 Class A3, 5.28% 5/15/2028	985,908	992,640
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	291,297	295,095
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	476,000	482,628
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	2,196,000	2,221,923
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	2,735,000	2,760,692
Carvana Auto Receivables Trust Series 2024-P4 Class A3, 4.64% 1/10/2030	3,650,000	3,669,988
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	7,930	7,920
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	544,000	548,968
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	2,619,000	2,652,385
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	3,339,000	3,369,645
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	2,080,000	2,148,013
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	817,000	821,367
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	740,000	745,930
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	2,243,000	2,262,271
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	235,624	236,643
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	572,636	575,827
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	1,003,000	1,011,618
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	827,000	831,794
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	1,245,000	1,247,108
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (b)	1,750,000	1,766,128
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	134,000	135,553
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	199,000	203,727
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,310,000	1,322,779
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	1,500,000	1,505,996
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	5,023,000	5,039,646
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	276,379	277,112
Enterprise Fleet Financing LLC Series 2023-2 Class A2, 5.56% 4/22/2030 (b)	631,642	635,707
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	274,225	278,315
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	1,233,237	1,242,926
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	2,415,000	2,449,101
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	991,000	999,429
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	2,765,000	2,810,601
Enterprise Fleet Financing LLC Series 2025-3 Class A3, 4.46% 9/20/2029 (b)	5,730,000	5,770,732
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	359,610	361,394
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	424,000	431,921
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	3,270,000	3,279,839
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.5624% 4/17/2036 (b)(c)(d)	4,695,000	4,699,643
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2276% 10/15/2034 (b)(c)(d)	5,500,000	5,493,505
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	1,409,000	1,403,238
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	777,303	782,456
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	1,895,000	1,916,042
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	986,000	990,552
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	3,118,000	3,174,842
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 5.0927% 4/15/2029 (b)(c)(d)	4,000,000	4,009,392
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	2,835,000	2,876,531
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	1,430,000	1,442,168
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	219,269	220,871
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	45,032	45,088
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/2027	2,426,496	2,433,943
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4927% 6/15/2028 (b)(c)(d)	5,000,000	5,027,924
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (b)	1,104,000	1,113,305
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	6,264,000	6,351,475
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,055,000	1,069,255
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	430,000	431,188
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	2,719,000	2,743,420
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	749,835	751,860
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	1,108,000	1,116,303
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	212,492	214,046
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	577,000	582,444
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	3,371,000	3,402,649
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 7/20/2036 (b)(c)(d)	4,000,000	4,004,148
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	593,000	603,126
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	416,739	417,160
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	11,581	11,587
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	714,000	722,403
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	3,874,000	3,877,934
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	786,024	792,066
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	1,063,000	1,075,038
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	255,968	256,126
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	2,465,000	2,479,720
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	1,220,000	1,221,458
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	760,000	764,675
Porsche Financial Auto Securitization Trust Series 2024-1A Class A3, 4.44% 1/22/2030 (b)	5,500,000	5,522,767
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	424,817	428,679
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	3,160,000	3,165,658
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	405,000	407,750
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	450,829	451,235
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	1,339,286	1,342,957
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	3,550,000	3,573,026
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	631,000	635,735
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	625,000	626,314
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	1,211,663	1,219,978
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	599,525	602,770
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	359,000	362,953
SFS Auto Receivables Securitization Trust Series 2025-2A Class A3, 4.44% 12/20/2030 (b)	3,340,000	3,373,805
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	1,410,000	1,410,891
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	1,811,000	1,824,836
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (b)	494,104	495,356
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	1,127,160	1,130,336
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	719,565	721,460
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	202,972	204,134
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	1,330,000	1,345,722
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	565,000	567,260
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,573,000	1,584,971
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	4,600,000	4,666,343
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	920,349	923,337
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	574,665	577,864
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	4,570,000	4,620,170
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	301,000	301,822
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	2,470,000	2,502,005
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	792,347	802,785
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	2,369,857	2,396,812
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 5.3599% 6/21/2039 (b)(c)(d)	1,690,114	1,702,606
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	3,185,000	3,211,246
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (b)	4,600,000	4,635,071
Wheels Fleet Lease Funding 1 LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	5,760,000	5,783,635
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	1,015,591	1,026,092
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	2,240,000	2,251,586
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	141,977	142,787
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	1,644,000	1,661,597
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	1,490,000	1,504,014
TOTAL UNITED STATES		214,977,423
TOTAL ASSET-BACKED SECURITIES (Cost $297,883,057)		299,663,994

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Morgan Stanley Bank NA 4.968% 7/14/2028 (c)	3,117,000	3,160,319
Capital Markets - 0.0%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c)	3,500,000	3,515,946
TOTAL FINANCIALS		6,676,265

TOTAL BANK NOTES (Cost $6,617,000)		6,676,265

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	329,036	323,658
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	189,439	188,430
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(c)	256,860	252,434
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	20,714	20,547
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	35,219	34,650
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	945,742	919,073
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	1,323,984	1,288,420
TOTAL UNITED STATES		3,027,212
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,972,183)		3,027,212

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	3,835,000	3,851,778
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	1,245,119	1,236,676
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	388,070	388,798
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)	778,000	779,459
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(c)(d)	4,245,183	4,250,485
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(c)	4,965,511	4,977,925
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4093% 4/15/2034 (b)(c)(d)	150,242	149,303
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	576,000	575,642
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	2,825,718	2,825,718
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	3,201,991	3,207,995
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	2,647,258	2,654,699
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	2,923,114	2,929,508
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	1,851,483	1,856,111
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	5,373,044	5,366,331
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.3275% 11/15/2038 (b)(c)(d)	1,051,048	1,050,719
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(c)(d)	1,879,000	1,878,413
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(e)	3,553,418	3,552,308
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	3,603,219	3,608,849
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	2,681,000	2,681,418
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	5,315,708	5,312,386
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)	3,063,225	3,062,268
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	124,723	123,173
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	1,583,835	1,566,612
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	2,300,000	2,298,568
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6583% 5/15/2039 (b)(c)(d)	2,500,000	2,431,250
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	26,590	26,607
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	112,405	112,370
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	1,534,000	1,534,000
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(d)	1,775,000	1,777,750
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(c)	1,017,000	1,021,426
TOTAL UNITED STATES		67,088,545
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $66,670,371)		67,088,545

Common Stocks - 51.4%
	Shares	Value ($)
AUSTRIA - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	463,813	16,148,218
Containers & Packaging - 0.0%
Mayr Melnhof Karton AG	40,600	3,818,834
TOTAL AUSTRIA		19,967,052
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd (f)	531,500	11,995,955
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	438,520	5,099,988
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	647,068	51,461,318
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	1,018,900	238,223,421
BERMUDA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nt Butterfield & Son Ltd/The (United States)	49,522	2,234,433
BRAZIL - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (g)	35,134	86,883,220
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	268,927	4,878,335
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hypera SA	1,779,100	8,006,500
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	136,100	13,667,162
TOTAL BRAZIL		113,435,217
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (f)	123,729	5,421,805
CANADA - 0.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Mty Food Group Inc (f)	137,400	3,851,822
Restaurant Brands International Inc	508,200	32,182,731
		36,034,553
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc (f)	40,000	2,183,857
TOTAL CONSUMER DISCRETIONARY		38,218,410

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc	1,693,600	85,842,281
Metro Inc/CN	170,100	12,192,554
		98,034,835
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Athabasca Oil Corp (g)	14,916,400	65,385,173
Cameco Corp (United States)	158,948	12,300,986
Canadian Natural Resources Ltd (United States)	2,230,600	70,598,490
Cenovus Energy Inc	1,331,580	22,145,329
Imperial Oil Ltd (f)	4,048,200	367,340,215
Imperial Oil Ltd (United States) (f)	1,001,300	90,898,014
MEG Energy Corp (f)	4,241,925	87,256,986
Meren Energy Inc	6,672,000	8,647,584
Parex Resources Inc (f)	1,913,900	24,109,273
Parkland Corp	349,600	9,892,202
South Bow Corp	489,700	13,571,181
		772,145,433
Financials - 0.0%
Insurance - 0.0%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	37,918	65,278,542
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (g)	1,959,948	75,869,587
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (g)	602,700	70,462,382
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (f)(g)	179,900	2,810,038
Open Text Corp (f)	121,300	4,011,684
		6,821,722
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	1,307,200	75,320,864
Paper & Forest Products - 0.0%
Stella-Jones Inc	39,600	2,255,443
TOTAL MATERIALS		77,576,307

Utilities - 0.0%
Gas Utilities - 0.0%
Brookfield Infrastructure Corp (United States) (f)	439,522	17,677,575
TOTAL CANADA		1,222,084,793
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV Class N	361,900	22,386,953
Textiles, Apparel & Luxury Goods - 0.0%
Shenzhou International Group Holdings Ltd	501,200	3,950,835
TOTAL CONSUMER DISCRETIONARY		26,337,788

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
China Petroleum & Chemical Corp H Shares	5,988,000	3,310,664
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	4,280,000	10,250,478
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Qingdao Port International Co Ltd H Shares (b)(h)	4,142,814	3,597,826
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kingboard Holdings Ltd	664,500	2,439,611
Utilities - 0.0%
Gas Utilities - 0.0%
China Resources Gas Group Ltd	554,200	1,423,268
TOTAL CHINA		47,359,635
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (g)	132,000	25,643,640
Pharmaceuticals - 0.1%
Novo Nordisk A/S Class B ADR (f)	1,132,200	63,924,012
TOTAL DENMARK		89,567,652
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (g)	716,400	28,168,848
FRANCE - 0.2%
Communication Services - 0.0%
Media - 0.0%
IPSOS SA	62,600	2,599,869
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
AKWEL SADIR	5,700	53,347
Cie Generale des Etablissements Michelin SCA Series B	108,900	3,943,659
		3,997,006
Specialty Retail - 0.0%
Maisons du Monde SA (b)(f)(g)(h)	415,000	951,597
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	79,800	47,116,647
TOTAL CONSUMER DISCRETIONARY		52,065,250

Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA	337,400	38,367,198
Food Products - 0.0%
Societe LDC SADIR	20,718	2,178,995
TOTAL CONSUMER STAPLES		40,546,193

Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA	172,300	3,090,126
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies SE ADR (f)	245,620	15,412,655
TOTAL ENERGY		18,502,781

Financials - 0.1%
Banks - 0.1%
BNP Paribas SA	723,300	64,999,212
Capital Markets - 0.0%
Antin Infrastructure Partners SA	208,726	2,783,749
TOTAL FINANCIALS		67,782,961

Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	100,000	20,461,551
Industrials - 0.1%
Aerospace & Defense - 0.1%
Airbus SE	376,298	78,672,281
Ground Transportation - 0.0%
Stef SA	52,034	8,266,767
TOTAL INDUSTRIALS		86,939,048

Information Technology - 0.0%
IT Services - 0.0%
Sopra Steria Group	87,680	16,268,686
TOTAL FRANCE		305,166,339
GERMANY - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom AG	1,632,500	59,741,367
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Group AG	60,500	3,786,381
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (g)	347,300	18,104,749
TOTAL CONSUMER DISCRETIONARY		21,891,130

Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (f)(g)	185,000	18,500,000
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Takkt AG (f)	398,854	2,239,772
Machinery - 0.0%
JOST Werke SE (b)(h)	89,100	5,462,076
Norma Group SE	85,768	1,595,406
		7,057,482
Trading Companies & Distributors - 0.0%
Brenntag SE	60,200	3,724,232
TOTAL INDUSTRIALS		13,021,486

Information Technology - 0.2%
Software - 0.2%
SAP SE ADR	608,355	165,569,897
TOTAL GERMANY		278,723,880
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (f)(g)	3,226,300	5,775,077
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	421,015	24,852,516
Patria Investments Ltd Class A (f)	518,058	7,014,505

TOTAL GRAND CAYMAN (UK OVERSEAS TER)		31,867,021
GREECE - 0.1%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Autohellas Tourist and Trading SA	196,880	2,625,761
Specialty Retail - 0.0%
JUMBO SA	518,460	18,487,533
TOTAL CONSUMER DISCRETIONARY		21,113,294

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Sarantis SA	265,608	4,536,728
Financials - 0.1%
Banks - 0.1%
Eurobank Ergasias Services and Holdings SA	14,092,907	51,792,347
National Bank of Greece SA	243,200	3,365,868
Piraeus Financial Holdings SA	4,203,277	32,529,221
		87,687,436
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	87,400	5,593,035
TOTAL GREECE		118,930,493
HONG KONG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	1,026,000	363,256
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (f)(g)	363,664	9,626,186
Financials - 0.0%
Consumer Finance - 0.0%
Aeon Credit Service Asia Co Ltd	3,004,000	2,735,989
TOTAL HONG KONG		12,725,431
INDIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Oil & Natural Gas Corp Ltd	824,100	2,186,491
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd/Gandhinagar	2,322,262	25,091,944
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Redington Ltd	2,000,888	5,472,380
TOTAL INDIA		32,750,815
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC	3,675,910	29,845,103
Bank of Ireland Group PLC	274,700	4,062,136
		33,907,239
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV	62,300	7,694,050
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	55,611	14,457,192
TOTAL IRELAND		56,058,481
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	367,700	2,125,096
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	182,900	8,120,760
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (f)(g)	29,060	7,652,660
Software - 0.0%
Cellebrite DI Ltd (g)	661,520	10,848,928
TOTAL INFORMATION TECHNOLOGY		18,501,588

TOTAL ISRAEL		28,747,444
ITALY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Brembo NV	472,600	5,230,384
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	139,200	7,029,012
Davide Campari-Milano NV (f)	2,242,600	16,864,615
		23,893,627
Consumer Staples Distribution & Retail - 0.0%
MARR SpA (f)	495,000	5,599,902
TOTAL CONSUMER STAPLES		29,493,529

Financials - 0.0%
Capital Markets - 0.0%
Banca Generali SpA	128,620	7,487,514
Financial Services - 0.0%
BFF Bank SpA (b)(g)(h)	711,400	9,313,066
TOTAL FINANCIALS		16,800,580

TOTAL ITALY		51,524,493
JAPAN - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Daikyonishikawa Corp	619,300	3,170,511
Distributors - 0.0%
Arata Corp	146,400	3,025,029
Household Durables - 0.0%
FJ Next Holdings Co Ltd	114,900	1,129,342
Specialty Retail - 0.0%
ARCLANDS CORP (f)	293,500	3,602,203
TOTAL CONSUMER DISCRETIONARY		10,927,085

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Belc Co Ltd	10,700	534,838
G-7 Holdings Inc	439,100	3,999,357
YAKUODO Holdings Co Ltd	41,300	638,562
		5,172,757
Food Products - 0.0%
Pickles Holdings Co Ltd	132,000	879,204
S Foods Inc (f)	207,700	3,804,065
		4,683,269
Household Products - 0.0%
Transaction Co Ltd (f)	100,800	845,777
TOTAL CONSUMER STAPLES		10,701,803

Financials - 0.0%
Financial Services - 0.0%
Zenkoku Hosho Co Ltd	194,000	4,436,448
Industrials - 0.0%
Air Freight & Logistics - 0.0%
AZ-COM MARUWA Holdings Inc (f)	665,200	5,344,223
Building Products - 0.0%
Nihon Dengi Co Ltd	77,000	2,752,358
Nihon Flush Co Ltd	97,378	527,356
		3,279,714
Commercial Services & Supplies - 0.0%
Green Cross Holdings Co Ltd	22,200	185,680
Prestige International Inc	523,110	2,427,900
		2,613,580
Construction & Engineering - 0.0%
Raiznext Corp	206,100	2,649,145
Machinery - 0.0%
Daiwa Industries Ltd	325,400	3,708,201
Professional Services - 0.0%
Altech Corp	59,000	1,161,730
Creek & River Co Ltd	91,800	914,388
Persol Holdings Co Ltd	1,919,100	3,579,123
Quick Co Ltd	178,500	2,854,673
Will Group Inc	187,400	1,234,536
		9,744,450
Trading Companies & Distributors - 0.0%
Chori Co Ltd	70,700	1,856,335
ITOCHU Corp	189,600	10,710,269
Mitani Corp	252,500	3,682,636
Totech Corp	98,000	2,120,664
		18,369,904
TOTAL INDUSTRIALS		45,709,217

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Daiwabo Holdings Co Ltd	262,260	5,560,435
Maruwa Co Ltd/Aichi	12,900	3,480,815
Riken Keiki Co Ltd	36,400	804,686
		9,845,936
IT Services - 0.0%
Avant Group Corp	185,100	1,912,533
DTS Corp	112,300	3,959,612
TDC Soft Inc	291,400	2,710,960
		8,583,105
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (f)(g)	724,760	22,358,847
Renesas Electronics Corp	1,043,200	12,176,915
SUMCO Corp	1,038,520	8,640,691
		43,176,453
Software - 0.0%
Cresco Ltd	579,600	6,727,645
Money Forward Inc (g)	83,300	3,626,965
System Research Co Ltd	294,000	4,143,308
		14,497,918
Technology Hardware, Storage & Peripherals - 0.0%
MCJ Co Ltd	689,000	6,644,820
TOTAL INFORMATION TECHNOLOGY		82,748,232

Materials - 0.0%
Chemicals - 0.0%
C Uyemura & Co Ltd	56,000	3,964,937
Construction Materials - 0.0%
Vertex Corp/Japan	69,000	772,912
TOTAL MATERIALS		4,737,849

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arealink Co Ltd	173,000	2,984,200
Utilities - 0.0%
Electric Utilities - 0.0%
Kansai Electric Power Co Inc/The	953,800	13,233,651
TOTAL JAPAN		175,478,485
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cuckoo Holdings Co Ltd	41,065	918,427
Consumer Staples - 0.0%
Tobacco - 0.0%
KT&G Corp	91,269	8,840,282
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InBody Co Ltd	31,300	610,950
Value Added Technology Co Ltd	80,700	1,204,466
Vieworks Co Ltd	116,600	1,699,641
		3,515,057
Industrials - 0.0%
Machinery - 0.0%
Hy-Lok Corp	73,416	1,756,490
Professional Services - 0.0%
e-Credible Co Ltd	47,700	594,029
TOTAL INDUSTRIALS		2,350,519

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
MAKUS Inc	287,084	4,921,116
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	594,660	113,464,110
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	176,950	8,852,803
TOTAL INFORMATION TECHNOLOGY		127,238,029

Materials - 0.0%
Chemicals - 0.0%
Soulbrain Co Ltd	34,840	5,464,039
TOTAL KOREA (SOUTH)		148,326,353
MALAYSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	2,007,400	1,482,676
MEXICO - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV Series B	57,600	990,228
Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	1,272,200	1,524,772
TOTAL MEXICO		2,515,000
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	108,776	5,482,310
NETHERLANDS - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	1,653,883	46,754,128
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	110,100	2,820,851
Financials - 0.0%
Capital Markets - 0.0%
Van Lanschot Kempen NV depository receipt	5,800	354,199
Insurance - 0.0%
ASR Nederland NV (f)	84,200	5,839,411
NN Group NV	68,059	4,683,379
		10,522,790
TOTAL FINANCIALS		10,876,989

Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (g)	125,100	89,096,220
Merus NV (g)	700,890	46,146,598
uniQure NV (g)	378,800	6,185,804
		141,428,622
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	64,100	47,601,942
BE Semiconductor Industries NV	217,043	29,226,032
NXP Semiconductors NV	741,731	174,195,525
		251,023,499
TOTAL NETHERLANDS		452,904,089
NORWAY - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (b)(h)	984,481	9,509,717
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (f)(g)	175,200	5,590,632
Financials - 0.0%
Banks - 0.0%
SpareBank 1 Nord Norge	45,200	616,027
Sparebank 1 Oestlandet	266,020	4,956,177
		5,572,204
Industrials - 0.0%
Construction & Engineering - 0.0%
Multiconsult ASA (b)(f)(h)	45,600	809,737
Norconsult Norge AS	234,600	1,077,062
		1,886,799
TOTAL NORWAY		22,559,352
PHILIPPINES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	2,929,000	752,935
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	568,000	11,030,753
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	224,580	1,983,658
TOTAL PORTUGAL		13,014,411
PUERTO RICO - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (g)	471,320	3,883,677
Financials - 0.1%
Banks - 0.0%
First BanCorp/Puerto Rico	705,216	15,676,952
Popular Inc	215,386	27,061,097
		42,738,049
Financial Services - 0.1%
EVERTEC Inc	1,301,956	46,453,790
TOTAL FINANCIALS		89,191,839

TOTAL PUERTO RICO		93,075,516
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	1,687,200	2,627,172
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (b)(h)	866,700	30,814,011
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
CIE Automotive SA	441,080	13,906,725
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	5,698,800	54,423,792
Bankinter SA	388,200	5,788,208
		60,212,000
Insurance - 0.0%
Grupo Catalana Occidente SA	41,740	2,390,308
TOTAL FINANCIALS		62,602,308

Health Care - 0.0%
Pharmaceuticals - 0.0%
Faes Farma SA	112,111	550,866
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Logista Integral SA	260,900	8,546,354
TOTAL SPAIN		116,420,264
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	260,303	32,295,793
Industrials - 0.0%
Building Products - 0.0%
Inwido AB	67,800	1,311,657
Electrical Equipment - 0.0%
AQ Group AB	559,700	11,490,275
Machinery - 0.0%
Beijer Alma AB B Shares	232,520	6,178,750
Trading Companies & Distributors - 0.0%
Alligo AB B Shares	43,100	480,888
TOTAL INDUSTRIALS		19,461,570

TOTAL SWEDEN		51,757,363
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	881,300	11,448,087
Financials - 0.0%
Capital Markets - 0.0%
Vontobel Holding AG	27,634	2,106,697
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	4,612	976,408
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	8,811	1,819,472
TOTAL SWITZERLAND		16,350,664
TAIWAN - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Chroma ATE Inc	961,000	18,203,670
Delta Electronics Inc	2,271,000	52,318,765
Thinking Electronic Industrial Co Ltd	202,000	995,132
		71,517,567
Semiconductors & Semiconductor Equipment - 0.2%
Jentech Precision Industrial Co Ltd	320,000	21,682,948
Silicon Motion Technology Corp ADR	56,680	4,516,262
Sitronix Technology Corp	21,000	143,530
Taiwan Semiconductor Manufacturing Co Ltd	2,739,000	102,579,417
Taiwan Semiconductor Manufacturing Co Ltd ADR	946,600	218,541,542
Topco Scientific Co Ltd	574,455	5,457,119
		352,920,818
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	303,000	9,891,331
TSC Auto ID Technology Co Ltd	48,290	297,211
		10,188,542
TOTAL TAIWAN		434,626,927
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (g)	246,129	81,540,076
UNITED KINGDOM - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Zegona Communications plc (g)	753,400	11,914,057
Media - 0.0%
WPP PLC	720,000	3,817,888
TOTAL COMMUNICATION SERVICES		15,731,945

Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
B&M European Value Retail SA	2,635,100	8,572,774
Distributors - 0.0%
Inchcape PLC	1,685,089	15,202,755
Diversified Consumer Services - 0.0%
ME Group International PLC	470,283	1,271,268
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (g)	251,712	77,318,375
Hollywood Bowl Group PLC	696,700	2,377,691
		79,696,066
Household Durables - 0.0%
Barratt Redrow PLC	1,022,525	4,971,215
Vistry Group PLC (g)	750,563	6,196,328
		11,167,543
Specialty Retail - 0.0%
Dunelm Group PLC	160,500	2,603,181
JD Sports Fashion PLC	3,352,554	4,350,966
Pets at Home Group Plc	3,143,500	9,508,713
		16,462,860
TOTAL CONSUMER DISCRETIONARY		132,373,266

Consumer Staples - 0.2%
Beverages - 0.1%
Diageo PLC	2,885,800	80,034,354
Diageo PLC ADR	510,705	57,112,140
		137,146,494
Food Products - 0.0%
Nomad Foods Ltd	581,700	9,039,618
Personal Care Products - 0.0%
Unilever PLC ADR	712,400	45,023,680
Tobacco - 0.1%
British American Tobacco PLC ADR	1,466,500	83,429,185
Imperial Brands PLC	172,700	7,293,587
		90,722,772
TOTAL CONSUMER STAPLES		281,932,564

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	733,162	26,951,035
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	184,200	10,007,353
London Stock Exchange Group PLC	192,986	23,917,354
Marex Group PLC	390,100	13,793,936
Rathbones Group PLC	654,340	16,273,069
		63,991,712
Insurance - 0.0%
Aviva PLC	408,662	3,599,096
Hiscox Ltd	1,873,223	33,040,619
		36,639,715
TOTAL FINANCIALS		100,631,427

Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC ADR	2,466,120	197,042,988
Industrials - 0.1%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	357,000	2,295,836
Rolls-Royce Holdings PLC	4,845,600	69,875,250
		72,171,086
Commercial Services & Supplies - 0.0%
Mitie Group PLC	2,765,453	5,232,901
Industrial Conglomerates - 0.0%
DCC PLC	335,900	21,356,275
Machinery - 0.0%
Bodycote PLC	257,276	2,176,816
Passenger Airlines - 0.0%
JET2 PLC	391,696	8,618,898
Professional Services - 0.0%
Wilmington PLC	114,400	533,449
Trading Companies & Distributors - 0.0%
RS GROUP PLC	2,114,491	16,147,395
TOTAL INDUSTRIALS		126,236,820

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Savills PLC	418,900	5,152,285
Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid PLC	9,920,420	139,343,087
TOTAL UNITED KINGDOM		1,025,395,417
UNITED STATES - 48.3%
Communication Services - 4.5%
Diversified Telecommunication Services - 0.1%
AT&T Inc (i)	3,214,652	94,157,157
GCI Liberty Inc/DEL Class A (e)(g)	206,400	2
Iridium Communications Inc (f)	426,700	10,620,563
Verizon Communications Inc	3,087,811	136,573,881
		241,351,603
Entertainment - 0.8%
Cinemark Holdings Inc (f)	270,740	6,985,092
Electronic Arts Inc	164,092	28,215,619
IMAX Corp (g)	849,400	24,258,864
Liberty Media Corp-Liberty Formula One Class C (g)	202,500	20,229,750
Live Nation Entertainment Inc (g)	350,583	58,368,564
Netflix Inc (g)	366,578	442,917,869
Playtika Holding Corp (f)	113,089	419,560
ROBLOX Corp Class A (g)	960,682	119,691,370
Roku Inc Class A (g)	578,796	55,888,542
Spotify Technology SA (g)	122,300	83,393,924
Take-Two Interactive Software Inc (g)	5,033	1,174,048
TKO Group Holdings Inc Class A	1,991	377,414
Walt Disney Co/The	4,456,133	527,517,025
Warner Bros Discovery Inc (g)	3,066,288	35,691,592
		1,405,129,233
Interactive Media & Services - 3.1%
Alphabet Inc Class A (i)	7,395,900	1,574,661,069
Alphabet Inc Class C	9,144,631	1,952,653,058
Angi Inc Class A (f)(g)	56,225	996,307
Cars.com Inc (g)	894,400	11,671,920
IAC Inc Class A (g)	366,807	13,432,472
Match Group Inc	7,285	272,022
Meta Platforms Inc Class A	2,587,986	1,911,745,258
Reddit Inc Class A (g)	143,254	32,243,610
Yelp Inc Class A (g)	185,188	5,855,645
		5,503,531,361
Media - 0.4%
Charter Communications Inc Class A (g)	2,836	753,185
Comcast Corp Class A (i)	14,504,721	492,725,372
DoubleVerify Holdings Inc (g)	72,895	1,186,002
EchoStar Corp Class A (f)(g)	215,000	13,284,850
Fox Corp Class A	6,358	379,573
Fox Corp Class B	3,920	213,836
Interpublic Group of Cos Inc/The	10,985	294,837
Liberty Broadband Corp Class C (g)	126,400	7,692,704
Magnite Inc (f)(g)	3,119,801	80,958,836
New York Times Co/The Class A	697,243	41,723,021
News Corp Class A	11,207	329,598
News Corp Class B	3,311	112,143
Omnicom Group Inc	5,797	454,079
Paramount Skydance Corp Class B	9,211	135,401
Sirius XM Holdings Inc (f)	73,967	1,748,580
TEGNA Inc	466,431	9,888,337
Thryv Holdings Inc (f)(g)	561,845	7,225,327
Trade Desk Inc (The) Class A (g)	191,413	10,462,635
		669,568,316
Wireless Telecommunication Services - 0.1%
Gogo Inc (f)(g)	468,000	5,138,640
T-Mobile US Inc	402,287	101,372,301
		106,510,941
TOTAL COMMUNICATION SERVICES		7,926,091,454

Consumer Discretionary - 4.4%
Automobile Components - 0.1%
Adient PLC (g)	382,000	9,473,600
BorgWarner Inc	211,541	9,045,493
Gentex Corp	643,256	18,017,601
LCI Industries	107,730	11,356,897
Lear Corp (f)	254,485	27,993,350
Modine Manufacturing Co (f)(g)	497,547	67,731,073
Patrick Industries Inc (f)	264,100	29,539,585
Phinia Inc	118,217	6,913,330
		180,070,929
Automobiles - 0.3%
Ford Motor Co	1,629,398	19,178,014
General Motors Co	627,953	36,791,766
Harley-Davidson Inc	437,500	12,740,000
Tesla Inc (g)	1,506,610	503,011,881
		571,721,661
Broadline Retail - 1.4%
Amazon.com Inc (g)(i)	10,637,385	2,435,961,165
eBay Inc	63,263	5,732,260
Etsy Inc (g)	180,500	9,568,305
Macy's Inc	1,517,800	20,080,494
		2,471,342,224
Distributors - 0.0%
Genuine Parts Co	4,124	574,597
LKQ Corp	500,870	16,338,380
Pool Corp	1,116	346,752
		17,259,729
Diversified Consumer Services - 0.3%
ADT Inc	2,322,573	20,229,611
Adtalem Global Education Inc (g)	45,179	5,916,189
Carriage Services Inc (f)	506,950	22,194,271
Frontdoor Inc (g)	205,514	12,484,976
Grand Canyon Education Inc (g)	307,215	61,925,328
H&R Block Inc	2,372,494	119,455,073
Laureate Education Inc (g)	3,770,821	103,622,161
Service Corp International/US	1,772,172	140,444,631
		486,272,240
Hotels, Restaurants & Leisure - 0.5%
Airbnb Inc Class A (g)	489,602	63,907,749
Aramark	521,500	20,395,865
Booking Holdings Inc	19,433	108,806,339
Boyd Gaming Corp	35,597	3,056,358
Brightstar Lottery PLC (f)	987,459	16,431,318
Caesars Entertainment Inc (g)	420,578	11,258,873
Carnival Corp (g)	260,864	8,318,953
Cava Group Inc (g)	132,600	8,957,130
Cheesecake Factory Inc/The (f)	260,900	16,034,914
Chipotle Mexican Grill Inc (g)	581,030	24,484,604
Churchill Downs Inc	337,304	34,988,544
Darden Restaurants Inc	3,477	719,530
Domino's Pizza Inc	64,317	29,476,481
DoorDash Inc Class A (g)	78,633	19,284,743
DraftKings Inc Class A (g)	850,200	40,792,596
Dutch Bros Inc Class A (g)	449,180	32,264,599
Expedia Group Inc Class A	42,861	9,206,543
Hilton Grand Vacations Inc (g)	317,200	15,073,344
Hilton Worldwide Holdings Inc	299,337	82,634,972
Las Vegas Sands Corp	81,002	4,668,145
Life Time Group Holdings Inc (g)	262,841	7,338,521
Light & Wonder Inc Class A (f)(g)	44,612	4,125,272
Marriott International Inc/MD Class A1	451,654	120,980,041
McDonald's Corp	147,849	46,356,575
MGM Resorts International (g)	101,837	4,041,911
Monarch Casino & Resort Inc	36,024	3,758,384
Noodles & Co Class A (g)	369,360	263,132
Norwegian Cruise Line Holdings Ltd (g)	13,274	329,726
Red Rock Resorts Inc Class A	113,160	7,001,209
Royal Caribbean Cruises Ltd	7,423	2,696,182
Sportradar Holding AG Class A (g)	416,600	12,889,604
Starbucks Corp	621,464	54,806,910
Wendy's Co/The (f)	138,408	1,468,509
Wingstop Inc (f)	36,400	11,943,568
Wyndham Hotels & Resorts Inc (f)	439,200	38,039,112
Wynn Resorts Ltd	2,614	331,325
Yum! Brands Inc	329,458	48,420,442
		915,552,023
Household Durables - 0.6%
Cavco Industries Inc (g)	189,132	100,332,635
Champion Homes Inc (g)	100,300	7,568,638
DR Horton Inc	112,413	19,051,755
Garmin Ltd	58,408	14,124,223
Installed Building Products Inc (f)	86,708	22,701,889
KB Home (f)	406,600	25,839,430
Leggett & Platt Inc	76,341	733,637
Lennar Corp Class A	518,298	69,006,196
M/I Homes Inc (g)	68,870	10,141,796
Meritage Homes Corp (f)	353,828	27,488,897
Mohawk Industries Inc (g)	349,141	46,327,519
NVR Inc (g)	87	706,235
PulteGroup Inc	930,122	122,794,706
SharkNinja Inc (g)	113,700	13,298,352
Somnigroup International Inc	2,605,179	218,704,777
Taylor Morrison Home Corp (g)	368,987	24,858,654
Toll Brothers Inc	863,342	120,004,538
TopBuild Corp (g)	218,824	92,072,386
Tri Pointe Homes Inc (g)	1,096,547	38,741,006
Whirlpool Corp (f)	252,452	23,515,904
		998,013,173
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	72,400	4,556,400
Brunswick Corp/DE	229,500	14,593,905
Hasbro Inc	611,421	49,629,043
Latham Group Inc (g)	716,100	5,750,283
		74,529,631
Specialty Retail - 0.9%
Abercrombie & Fitch Co Class A (g)	81,343	7,608,011
Academy Sports & Outdoors Inc (f)	1,358,445	72,744,730
Advance Auto Parts Inc (f)	215,500	13,143,345
America's Car-Mart Inc/TX (g)	50,353	2,256,318
American Eagle Outfitters Inc (f)	682,454	8,830,955
AutoNation Inc (g)	7,722	1,691,736
AutoZone Inc (g)	497	2,086,669
Bath & Body Works Inc	973,818	28,445,224
Best Buy Co Inc	65,480	4,821,947
Boot Barn Holdings Inc (g)	37,220	6,616,599
Buckle Inc/The	85,908	4,861,534
Caleres Inc (f)	633,076	9,496,140
Camping World Holdings Inc Class A (f)	269,430	4,717,719
CarMax Inc (g)	74,169	4,550,268
Carvana Co Class A (g)	40,902	15,212,272
Chewy Inc Class A (g)	27,565	1,129,062
Dick's Sporting Goods Inc	539,359	114,775,595
Five Below Inc (g)	6,356	922,256
Floor & Decor Holdings Inc Class A (g)	439,000	35,962,880
Gap Inc/The	227,763	5,013,064
Home Depot Inc/The	403,553	164,153,254
Lithia Motors Inc Class A	52,930	17,820,472
Lowe's Cos Inc	2,232,477	576,113,015
Monro Inc (f)	79,199	1,313,119
Murphy USA Inc	170,662	64,254,243
O'Reilly Automotive Inc (g)	25,396	2,633,057
Restoration Hardware Inc (g)	80,135	18,084,065
Ross Stores Inc	1,416,469	208,447,578
Signet Jewelers Ltd (f)	355,020	31,259,511
TJX Cos Inc/The	323,369	44,175,439
Tractor Supply Co	15,752	972,844
Ulta Beauty Inc (g)	235,696	116,134,490
Urban Outfitters Inc (g)	473,633	31,771,302
Williams-Sonoma Inc	72,406	13,626,085
		1,635,644,798
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (g)	484,800	9,982,032
Carter's Inc (f)	24,252	692,637
Crocs Inc (g)	597,700	52,119,440
Deckers Outdoor Corp (g)	4,509	539,412
Kontoor Brands Inc	144,813	11,186,804
Levi Strauss & Co Class A	497,200	11,122,364
Lululemon Athletica Inc (g)	270,184	54,631,205
NIKE Inc Class B	1,344,601	104,031,779
Oxford Industries Inc	120,800	5,321,240
PVH Corp	678,949	57,248,980
Ralph Lauren Corp Class A	15,139	4,495,223
Rocky Brands Inc	36,528	1,111,547
Steven Madden Ltd	1,102,243	32,009,137
Tapestry Inc	565,730	57,602,629
VF Corp	622,000	9,410,860
Wolverine World Wide Inc	1,154,800	36,884,312
		448,389,601
TOTAL CONSUMER DISCRETIONARY		7,798,796,009

Consumer Staples - 2.5%
Beverages - 0.7%
Boston Beer Co Inc/The Class A (g)	17,440	3,855,810
Brown-Forman Corp Class A	32,607	989,622
Brown-Forman Corp Class B (f)	4,362,799	130,622,203
Coca-Cola Co/The (i)	6,915,488	477,099,517
Coca-Cola Consolidated Inc	134,774	15,800,904
Constellation Brands Inc Class A	544,975	88,253,252
Keurig Dr Pepper Inc	12,235,846	355,940,760
Molson Coors Beverage Co Class B	5,090	256,993
Monster Beverage Corp (g)	48,343	3,017,087
National Beverage Corp (g)	66,050	2,777,402
PepsiCo Inc	528,474	78,557,660
Primo Brands Corp Class A	1,940,570	48,727,713
Vita Coco Co Inc/The (g)	133,700	4,778,438
		1,210,677,361
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc Class A	1,207,600	23,499,896
BJ's Wholesale Club Holdings Inc (g)	143,100	13,978,008
Casey's General Stores Inc	30,100	14,885,052
Costco Wholesale Corp	257,281	242,698,313
Dollar General Corp	24,929	2,711,278
Dollar Tree Inc (g)	314,888	34,376,323
Grocery Outlet Holding Corp (f)(g)	1,563,400	28,313,174
Ingles Markets Inc Class A	36,748	2,487,472
Kroger Co/The	1,429,000	96,943,360
Performance Food Group Co (g)	1,284,780	130,276,692
PriceSmart Inc	64,832	6,953,880
Sprouts Farmers Market Inc (g)	77,900	10,948,066
Sysco Corp	352,757	28,386,356
Target Corp	1,586,993	152,319,588
US Foods Holding Corp (g)	2,010,986	156,052,514
Village Super Market Inc Class A	11,830	429,192
Walmart Inc (i)	4,054,876	393,241,875
Weis Markets Inc	42,614	3,053,293
		1,341,554,332
Food Products - 0.2%
Archer-Daniels-Midland Co	14,274	894,123
Armanino Foods of Distinction Inc	472,800	4,458,504
Bunge Global SA	3,993	336,290
Cal-Maine Foods Inc	25,818	2,985,594
Calavo Growers Inc	47,251	1,292,315
Conagra Brands Inc	14,182	271,302
Darling Ingredients Inc (g)	143,580	4,875,977
Flowers Foods Inc	451,903	6,796,621
Freshpet Inc (g)	94,000	5,247,080
General Mills Inc	16,268	802,500
Hershey Co/The	4,396	807,765
Hormel Foods Corp	23,551	599,137
Ingredion Inc	32,811	4,250,337
JM Smucker Co	547,903	60,548,761
Kellanova	7,988	635,046
Kraft Heinz Co/The	25,668	717,934
Lamb Weston Holdings Inc	356,145	20,489,022
Marzetti Company/The	53,157	9,706,468
McCormick & Co Inc/MD	7,507	528,268
Mondelez International Inc	1,727,368	106,129,490
Post Holdings Inc (g)	86,400	9,776,160
Simply Good Foods Co/The (g)	1,501,130	42,977,352
Smithfield Foods Inc	275,900	7,016,137
The Campbell's Company	5,847	186,694
Tootsie Roll Industries Inc Class A	46,826	1,882,873
TreeHouse Foods Inc (g)	143,720	2,635,825
Tyson Foods Inc Class A	881,454	50,048,958
		346,896,533
Household Products - 0.3%
Church & Dwight Co Inc	15,124	1,408,952
Clorox Co/The	3,661	432,730
Colgate-Palmolive Co	67,710	5,692,380
Energizer Holdings Inc (f)	175,900	4,847,804
Kimberly-Clark Corp	20,761	2,681,076
Procter & Gamble Co/The (i)	3,333,551	523,500,849
WD-40 Co	37,631	8,129,801
		546,693,592
Personal Care Products - 0.2%
BellRing Brands Inc (g)	615,800	25,278,590
Estee Lauder Cos Inc/The Class A	844,350	77,452,226
Herbalife Ltd (f)(g)	262,577	2,568,003
Kenvue Inc	15,838,275	328,010,675
USANA Health Sciences Inc (g)	29,842	952,258
		434,261,752
Tobacco - 0.3%
Altria Group Inc (i)	292,679	19,670,956
Philip Morris International Inc (i)	3,233,176	540,360,705
Turning Point Brands Inc	48,855	4,861,072
		564,892,733
TOTAL CONSUMER STAPLES		4,444,976,303

Energy - 2.3%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	29,435	1,336,349
Cactus Inc Class A (f)	884,488	37,104,272
Expro Group Holdings NV (g)	395,192	4,928,044
Flowco Holdings Inc Class A	599,470	9,783,350
Halliburton Co	25,541	580,546
Kodiak Gas Services Inc	2,130,173	76,238,892
Schlumberger NV (i)	44,590	1,642,696
Solaris Energy Infrastructure Inc Class A (f)	359,710	11,363,239
Tidewater Inc (f)(g)	228,400	13,749,680
Weatherford International PLC	184,600	11,759,943
		168,487,011
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp (g)	2,525,238	80,605,597
APA Corp	597,721	13,879,082
Cheniere Energy Inc	145,214	35,115,649
Chevron Corp (i)	1,035,197	166,252,638
Chord Energy Corp	466,417	51,254,564
ConocoPhillips (i)	3,512,408	347,623,020
Core Natural Resources Inc (f)	276,241	20,513,657
Coterra Energy Inc	75,325	1,840,943
CVR Energy Inc (g)	177,900	5,424,171
Devon Energy Corp	330,776	11,941,014
Diamondback Energy Inc	276,475	41,128,421
Dorian LPG Ltd	97,530	3,119,009
DT Midstream Inc	172,766	17,998,762
Energy Transfer LP	934,000	16,550,480
EOG Resources Inc	357,549	44,629,266
EQT Corp	17,785	921,974
Expand Energy Corp	343,464	33,240,446
Exxon Mobil Corp (i)	16,092,124	1,839,168,853
Gulfport Energy Corp (g)	122,720	21,356,962
Kinder Morgan Inc (i)	57,434	1,549,569
Marathon Petroleum Corp	274,782	49,381,073
Murphy Oil Corp	671,800	16,700,948
Northern Oil & Gas Inc (f)	1,144,940	29,951,630
Occidental Petroleum Corp	90,554	4,311,276
ONEOK Inc	18,558	1,417,460
Ovintiv Inc	2,129,353	89,688,348
Permian Resources Corp Class A	483,700	6,912,073
Phillips 66	12,104	1,616,852
Range Resources Corp	691,100	23,683,997
Shell PLC	475,646	17,512,986
Shell PLC ADR	10,286,584	759,972,827
Shell PLC rights (g)(j)	475,646	170,281
Targa Resources Corp	7,619	1,278,163
Texas Pacific Land Corp	560	522,749
Unit Corp	23,700	705,786
Uranium Energy Corp (g)	542,680	5,801,249
Valero Energy Corp	456,305	69,362,923
Williams Cos Inc/The (i)	736,781	42,644,884
		3,875,749,582
TOTAL ENERGY		4,044,236,593

Financials - 8.6%
Banks - 3.9%
ACNB Corp	43,900	1,989,548
Ameris Bancorp	23,944	1,754,616
Associated Banc-Corp	1,949,167	52,569,034
Axos Financial Inc (g)	146,502	13,362,447
Bancorp Inc/The (g)	1,120,764	85,447,047
Bank of America Corp (i)	28,488,255	1,445,494,059
BankUnited Inc	528,050	20,694,280
Bar Harbor Bankshares	77,400	2,497,698
BOK Financial Corp	46,350	5,163,854
Byline Bancorp Inc	160,440	4,638,320
Cadence Bank (f)	717,025	26,988,821
Camden National Corp	190,868	7,804,593
Citigroup Inc	3,020,203	291,661,004
Citizens Financial Group Inc	12,883	673,522
Comerica Inc	1,074,500	75,838,210
Community Financial System Inc	106,000	6,348,340
Connectone Bancorp Inc	186,810	4,782,336
Cullen/Frost Bankers Inc (f)	213,400	27,535,002
CVB Financial Corp	326,240	6,567,211
East West Bancorp Inc	546,030	57,409,594
Eastern Bankshares Inc	1,883,205	32,221,638
Esquire Financial Holdings Inc (f)	18,332	1,798,369
Fifth Third Bancorp	19,831	907,664
First Bancorp/Southern Pines NC	141,600	7,729,944
First Foundation Inc (f)(g)	570,840	3,396,498
First Hawaiian Inc	236,800	6,144,960
First Horizon Corp	2,222,400	50,226,240
First Interstate BancSystem Inc Class A	318,180	10,410,850
First Northwest Bancorp	143,480	1,067,490
FNB Corp/PA	2,969,613	49,562,841
Hancock Whitney Corp	272,170	17,124,936
Hanmi Financial Corp	663,274	16,687,974
Huntington Bancshares Inc/OH	3,029,374	53,953,151
Independent Bank Corp/MI	168,980	5,557,752
JPMorgan Chase & Co (i)	2,252,306	678,890,075
KeyCorp	5,893,721	114,102,439
M&T Bank Corp	1,810,582	365,121,966
Old National Bancorp/IN	5,534,976	126,695,601
Orrstown Financial Services Inc	155,030	5,402,796
Pathward Financial Inc	275,875	21,923,786
Pinnacle Financial Partners Inc	67,762	6,587,822
Plumas Bancorp	145,000	6,291,550
PNC Financial Services Group Inc/The	2,013,531	417,686,871
Preferred Bank/Los Angeles CA	33,865	3,196,856
QCR Holdings Inc	122,544	9,604,999
Regions Financial Corp	26,707	731,504
Southern Missouri Bancorp Inc	84,300	4,850,201
SouthState Corp	42,106	4,297,338
Synovus Financial Corp	1,281,621	66,144,460
Truist Financial Corp	2,082,562	97,505,553
UMB Financial Corp	315,921	38,510,770
Union Bankshares Inc/Morrisville VT (f)	74,712	1,955,213
United Bankshares Inc/WV	87,083	3,338,762
United Community Banks Inc/GA	861,184	28,763,546
Univest Financial Corp	638,276	20,214,201
US Bancorp	10,338,420	504,825,049
Washington Trust Bancorp Inc	121,300	3,679,029
Webster Financial Corp	1,337,561	83,223,045
Wells Fargo & Co (i)	21,976,993	1,806,069,285
West BanCorp Inc	128,100	2,556,876
Westamerica BanCorp	72,666	3,634,027
Western Alliance Bancorp	111,380	9,974,079
Wintrust Financial Corp	296,740	40,739,435
Zions Bancorp NA	51,543	2,990,009
		6,875,516,986
Capital Markets - 1.6%
Ameriprise Financial Inc	2,829	1,456,397
Ares Management Corp Class A	248,519	44,534,605
Artisan Partners Asset Management Inc Class A (f)	196,821	9,209,255
Bank of New York Mellon Corp/The	2,247,460	237,331,776
Blackrock Inc	245,949	277,218,956
Blackstone Inc	21,678	3,715,609
Blue Owl Capital Inc Class A	3,763,094	69,692,501
Cboe Global Markets Inc	228,206	53,845,206
Charles Schwab Corp/The	3,672,414	351,964,158
CME Group Inc Class A	25,197	6,715,252
Cohen & Steers Inc (f)	75,839	5,601,469
Coinbase Global Inc Class A (g)	130,871	39,855,454
Diamond Hill Investment Group Inc	7,805	1,137,657
DigitalBridge Group Inc Class A	518,800	5,919,508
Evercore Inc Class A	99,076	31,857,888
FactSet Research Systems Inc	1,127	420,732
Federated Hermes Inc Class B	603,053	32,022,114
Franklin Resources Inc	9,211	236,354
Goldman Sachs Group Inc/The	105,422	78,565,746
Hamilton Lane Inc Class A	122,854	18,961,286
Interactive Brokers Group Inc Class A	12,948	805,884
Intercontinental Exchange Inc	775,848	137,014,757
Invesco Ltd	14,732	322,483
KKR & Co Inc Class A	925,917	129,156,162
Lazard Inc	864,475	49,413,391
LPL Financial Holdings Inc	67,700	24,675,296
MarketAxess Holdings Inc	551,835	101,449,346
Moelis & Co Class A	199,836	14,410,174
Moody's Corp	40,797	20,796,679
Morgan Stanley	940,033	141,456,166
Morningstar Inc	81,133	21,290,922
MSCI Inc	4,899	2,781,260
Nasdaq Inc	12,281	1,163,502
Northern Trust Corp	2,743,919	360,221,686
P10 Inc Class A (f)	541,450	6,681,493
Perella Weinberg Partners Class A	649,170	14,366,132
Piper Sandler Cos	25,140	8,391,481
PJT Partners Inc Class A (f)	112,479	20,133,741
Raymond James Financial Inc	273,893	46,408,430
Robinhood Markets Inc Class A (g)	46,114	4,797,239
S&P Global Inc	76,295	41,843,230
SEI Investments Co	400,254	35,334,423
State Street Corp	1,937,356	222,737,819
StepStone Group Inc Class A	144,370	8,959,602
Stifel Financial Corp	673,293	77,623,950
T Rowe Price Group Inc	107,834	11,605,095
Tradeweb Markets Inc Class A	117,474	14,491,593
Victory Capital Holdings Inc Class A (f)	125,234	8,926,680
Virtu Financial Inc Class A	1,064,899	44,640,566
WisdomTree Inc (f)	455,400	6,197,994
		2,848,359,099
Consumer Finance - 0.2%
Ally Financial Inc	282,663	11,603,316
American Express Co	16,443	5,447,237
Capital One Financial Corp	923,780	209,901,292
FirstCash Holdings Inc	445,769	65,648,401
OneMain Holdings Inc	387,500	23,970,750
PROG Holdings Inc	115,776	4,079,946
SLM Corp	2,617,825	81,885,566
Synchrony Financial	359,218	27,422,702
		429,959,210
Financial Services - 1.4%
Affirm Holdings Inc Class A (g)	1,203,938	106,500,355
Apollo Global Management Inc	1,038,633	141,492,974
Berkshire Hathaway Inc Class A (g)	67	50,603,760
Berkshire Hathaway Inc Class B (g)(i)	645,282	324,563,940
Block Inc Class A (g)	649,899	51,757,956
Cannae Holdings Inc	56,960	1,065,152
Cantaloupe Inc (f)(g)	176,427	1,917,761
Corpay Inc (g)	117,874	38,388,026
Equitable Holdings Inc	875,345	46,620,875
Essent Group Ltd	28,600	1,794,364
Federal Agricultural Mortgage Corp Class C	37,900	7,942,703
Fidelity National Information Services Inc	15,609	1,089,664
Fiserv Inc (g)	462,439	63,899,821
Global Payments Inc	178,602	15,863,430
HA Sustainable Infrastructure Capital Inc (f)	553,390	15,627,734
International Money Express Inc (g)	80,434	1,166,293
Jack Henry & Associates Inc	2,163	353,130
Mastercard Inc Class A	1,116,685	664,751,414
PayPal Holdings Inc (g)	2,168,097	152,178,728
Radian Group Inc	19,857	692,612
Sezzle Inc (f)(g)	38,981	3,687,603
Sycamore Partners LLC rights (e)(g)	21,165,400	11,217,662
Toast Inc Class A (g)	947,558	42,734,866
UWM Holdings Corp Class A	4,095,797	23,346,043
Visa Inc Class A	1,586,363	558,050,776
Voya Financial Inc	879,241	66,022,207
Walker & Dunlop Inc	64,920	5,521,446
WEX Inc (g)	89,290	15,299,842
		2,414,151,137
Insurance - 1.5%
AFLAC Inc	148,684	15,888,372
Allstate Corp/The	128,422	26,127,456
American Financial Group Inc/OH	1,487,406	202,078,979
American International Group Inc	17,123	1,392,442
Amerisafe Inc	53,880	2,488,178
Aon PLC	6,415	2,354,305
Arch Capital Group Ltd	11,088	1,014,885
Arthur J Gallagher & Co	598,683	181,251,278
Assurant Inc	125,566	27,073,285
Axis Capital Holdings Ltd	225,780	22,257,392
Baldwin Insurance Group Inc/The Class A (f)(g)	2,110,078	66,826,170
Brighthouse Financial Inc (g)	704,300	33,285,218
Brown & Brown Inc	638,127	61,866,413
Chubb Ltd	1,533,641	421,858,631
Cincinnati Financial Corp	67,323	10,340,813
Erie Indemnity Co Class A	71,487	25,333,563
Everest Group Ltd	2,280	779,486
Fidelity National Financial Inc/US	537,500	32,180,125
First American Financial Corp	559,556	36,930,696
Globe Life Inc	321,528	44,997,844
Goosehead Insurance Inc Class A	69,859	5,917,756
Hartford Insurance Group Inc/The	1,888,219	249,830,256
HCI Group Inc	20,856	3,476,904
Kemper Corp	70,471	3,780,769
Kinsale Capital Group Inc	63,498	29,047,160
Loews Corp	6,041	584,769
Markel Group Inc (g)	8,018	15,707,743
Marsh & McLennan Cos Inc	563,210	115,914,250
Mercury General Corp	16,404	1,268,521
MetLife Inc	16,753	1,363,024
Primerica Inc	196,306	52,873,058
Principal Financial Group Inc	116,208	9,355,906
Progressive Corp/The	238,001	58,800,527
Prudential Financial Inc	166,799	18,291,178
Reinsurance Group of America Inc	619,240	120,621,760
RLI Corp	234,358	15,873,067
Selective Insurance Group Inc	506,527	39,625,607
Stewart Information Services Corp	239,600	17,452,464
Travelers Companies Inc/The	1,509,247	409,775,653
TWFG Inc Class A (g)	175,420	4,638,982
Unum Group	783,294	54,720,919
W R Berkley Corp	8,903	638,256
Willis Towers Watson PLC	609,445	199,160,532
		2,645,044,592
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management Inc	3,279,900	69,501,081
Rithm Capital Corp	1,145,688	14,183,617
		83,684,698
TOTAL FINANCIALS		15,296,715,722

Health Care - 4.6%
Biotechnology - 0.9%
AbbVie Inc	754,374	158,720,290
ADMA Biologics Inc (g)	274,270	4,733,900
Alkermes PLC (g)	181,410	5,255,448
Alnylam Pharmaceuticals Inc (g)	446,598	199,410,473
Amgen Inc	15,974	4,595,880
Annexon Inc (f)(g)	1,096,700	2,259,202
Arcellx Inc (f)(g)	58,350	4,048,907
Arcus Biosciences Inc (g)	305,100	3,231,009
Astria Therapeutics Inc (g)	619,447	3,828,182
Avidity Biosciences Inc (g)	454,400	21,165,952
Beam Therapeutics Inc (g)	281,898	4,611,851
Bicara Therapeutics Inc (g)	260,200	3,106,788
Biogen Inc (g)	135,309	17,890,556
Blueprint Medicines Corp rights (e)(g)	31,550	0
Celldex Therapeutics Inc (f)(g)	486,499	10,741,898
CG oncology Inc (f)(g)	95,530	2,562,115
Cogent Biosciences Inc (g)	1,180,000	14,254,400
Cytokinetics Inc (f)(g)	2,158,627	76,264,292
Day One Biopharmaceuticals Inc (g)	646,890	4,858,144
Denali Therapeutics Inc (g)	277,300	4,234,371
Disc Medicine Inc (f)(g)	407,670	24,315,477
Exact Sciences Corp (g)	2,328,600	110,422,212
Exelixis Inc (g)	891,419	33,356,899
Gilead Sciences Inc	3,693,142	417,214,252
Immunovant Inc (g)	252,787	3,713,441
Incyte Corp (g)	200,475	16,962,190
Janux Therapeutics Inc (g)	429,000	9,746,880
Legend Biotech Corp ADR (f)(g)	1,682,280	58,425,584
Madrigal Pharmaceuticals Inc (f)(g)	16,700	7,312,095
Moderna Inc (g)	10,111	243,573
Monte Rosa Therapeutics Inc (g)	612,370	2,939,376
MoonLake Immunotherapeutics Class A (f)(g)	190,000	10,592,500
Natera Inc (g)	92,000	15,479,000
Nurix Therapeutics Inc (g)	1,056,793	9,870,447
Nuvalent Inc Class A (g)	120,000	9,189,600
Perspective Therapeutics Inc (f)(g)	1,086,540	3,650,774
PTC Therapeutics Inc (g)	284,190	14,019,093
Regeneron Pharmaceuticals Inc	3,085	1,791,460
Soleno Therapeutics Inc (g)	883,577	59,791,656
Stoke Therapeutics Inc (f)(g)	216,600	4,280,016
Travere Therapeutics Inc (g)	149,280	2,612,400
Ultragenyx Pharmaceutical Inc (g)	2,165,174	64,868,613
United Therapeutics Corp (g)	127,248	38,780,100
Upstream Bio Inc (f)	72,960	1,249,804
Vaxcyte Inc (g)	1,059,360	32,617,694
Veracyte Inc (g)	818,700	24,839,358
Vericel Corp (g)	95,700	3,479,652
Vertex Pharmaceuticals Inc (g)	7,629	2,983,092
Viking Therapeutics Inc (f)(g)	469,090	12,688,885
Vir Biotechnology Inc (g)	552,290	2,728,313
Viridian Therapeutics Inc (f)(g)	307,320	5,648,542
Zenas Biopharma Inc (f)(g)	104,700	1,675,200
		1,553,261,836
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories (i)	525,960	69,773,854
Align Technology Inc (g)	2,024	287,326
AtriCure Inc (g)	162,600	6,014,574
Baxter International Inc	1,880,846	46,438,088
Becton Dickinson & Co	109,926	21,213,519
Boston Scientific Corp (g)(i)	4,769,340	503,165,370
Cooper Cos Inc/The (g)	5,941	400,394
DENTSPLY SIRONA Inc	41,489	593,293
Dexcom Inc (g)	11,649	877,636
Edwards Lifesciences Corp (g)	872,849	70,997,538
GE HealthCare Technologies Inc	905,389	66,754,331
Haemonetics Corp (g)	179,718	9,801,820
Hologic Inc (g)	6,620	444,334
ICU Medical Inc (g)	52,100	6,651,086
IDEXX Laboratories Inc (g)	2,389	1,545,898
Inspire Medical Systems Inc (g)	165,422	15,498,387
Insulet Corp (g)	427,446	145,280,346
Intuitive Surgical Inc (g)	82,448	39,022,226
iRadimed Corp	20,781	1,505,376
iRhythm Technologies Inc (g)	60,250	10,241,295
Kestra Medical Technologies Ltd (f)	600,000	9,684,000
Lantheus Holdings Inc (f)(g)	764,230	41,956,227
Masimo Corp (g)	833,226	116,410,004
Medtronic PLC (i)	200,080	18,569,425
Merit Medical Systems Inc (g)	632,637	57,278,954
Penumbra Inc (g)	575,500	156,904,320
ResMed Inc	4,356	1,195,766
Solventum Corp (g)	178,644	13,057,090
STERIS PLC	30,839	7,557,405
Stryker Corp	246,122	96,334,612
Tandem Diabetes Care Inc (g)	354,400	4,433,544
Teleflex Inc (f)	138,308	17,483,514
TransMedics Group Inc (f)(g)	290,846	33,435,656
Utah Medical Products Inc	8,737	543,529
ViewRay Inc (f)(g)	788,420	0
Zimmer Biomet Holdings Inc	5,878	623,656
		1,591,974,393
Health Care Providers & Services - 1.2%
Addus HomeCare Corp (g)	63,300	7,290,261
agilon health Inc (g)	6,945,900	8,890,752
BrightSpring Health Services Inc (f)(g)	2,071,388	49,071,182
Cardinal Health Inc	561,364	83,519,736
Cencora Inc	213,125	62,149,381
Centene Corp (g)	104,282	3,028,349
Chemed Corp	43,169	19,769,244
Cigna Group/The	1,629,984	490,413,287
CorVel Corp (g)	77,021	6,858,720
CVS Health Corp	5,188,923	379,569,717
DaVita Inc (g)	1,234	169,996
Elevance Health Inc	75,746	24,136,463
Ensign Group Inc/The	563,512	96,800,091
HCA Healthcare Inc	5,146	2,078,778
HealthEquity Inc (g)	148,080	13,227,986
Henry Schein Inc (g)	366,916	25,530,015
Humana Inc	374,415	113,694,859
Labcorp Holdings Inc	124,186	34,522,466
LifeStance Health Group Inc (g)	2,349,650	12,876,082
McKesson Corp (i)	133,291	91,522,932
Molina Healthcare Inc (g)	12,482	2,257,120
National Research Corp Class A	40,378	593,153
Option Care Health Inc (g)	1,085,608	31,135,237
PACS Group Inc (g)	287,000	3,340,680
Pennant Group Inc/The (g)	251,920	6,048,599
Privia Health Group Inc (g)	1,150,000	26,496,000
Progyny Inc (g)	752,601	17,814,066
Quest Diagnostics Inc	70,416	12,790,362
Select Medical Holdings Corp	284,638	3,703,140
Surgery Partners Inc (g)	1,494,850	33,918,147
Tenet Healthcare Corp (g)	424,696	78,284,214
UnitedHealth Group Inc	1,242,402	384,983,109
Universal Health Services Inc Class B	273,449	49,652,869
		2,176,136,993
Health Care Technology - 0.1%
Doximity Inc Class A (g)	357,414	24,282,707
Evolent Health Inc Class A (g)	800,000	7,720,000
HealthStream Inc	65,549	1,840,616
Phreesia Inc (g)	500,000	15,830,000
Veeva Systems Inc Class A (g)	409,645	110,276,434
Waystar Holding Corp (g)	127,869	4,843,678
		164,793,435
Life Sciences Tools & Services - 0.5%
10X Genomics Inc Class A (f)(g)	1,560,123	21,857,323
Agilent Technologies Inc	20,062	2,520,991
Avantor Inc (g)	658,300	8,867,301
Bio-Techne Corp	4,657	254,412
Bruker Corp	1,633,597	55,509,626
Charles River Laboratories International Inc (g)	1,459	238,269
Danaher Corp (i)	1,131,341	232,852,605
ICON PLC (g)	93,860	16,701,448
Illumina Inc (g)	186,615	18,654,035
IQVIA Holdings Inc (g)	222,883	42,528,305
Medpace Holdings Inc (g)	67,493	32,093,596
Mettler-Toledo International Inc (g)	618	804,043
QIAGEN NV (f)	10,339	480,764
Repligen Corp (g)	262,600	32,121,232
Revvity Inc	3,501	315,475
Thermo Fisher Scientific Inc	814,415	401,278,560
Waters Corp (g)	1,768	533,582
West Pharmaceutical Services Inc	2,135	527,238
		868,138,805
Pharmaceuticals - 1.0%
Axsome Therapeutics Inc (g)	50,160	6,083,405
Bristol-Myers Squibb Co (i)	743,547	35,080,547
Crinetics Pharmaceuticals Inc (g)	945,948	29,314,929
Elanco Animal Health Inc (g)	8,787,600	161,252,460
Eli Lilly & Co (i)	629,744	461,337,860
Enliven Therapeutics Inc (f)(g)	19,595	397,191
GSK PLC	370,010	7,311,436
GSK PLC ADR (f)	7,898,227	313,322,665
Haleon PLC ADR	11,388,359	111,605,918
Jazz Pharmaceuticals PLC (g)	25,080	3,203,970
Johnson & Johnson (i)	705,901	125,064,480
Merck & Co Inc (i)	3,975,834	334,447,156
Ocular Therapeutix Inc (g)	1,031,350	12,592,784
Organon & Co	35,944	338,592
Pfizer Inc (i)	2,304,104	57,049,615
Phibro Animal Health Corp Class A	51,328	1,902,729
Prestige Consumer Healthcare Inc (g)	131,977	8,979,715
Royalty Pharma PLC Class A	3,412,580	122,784,628
Structure Therapeutics Inc ADR (g)	152,800	2,949,040
Viatris Inc (i)	598,962	6,319,049
WaVe Life Sciences Ltd (g)	500,000	4,800,000
Zoetis Inc Class A	13,227	2,068,703
		1,808,206,872
TOTAL HEALTH CARE		8,162,512,334

Industrials - 6.8%
Aerospace & Defense - 2.2%
Archer Aviation Inc Class A (f)(g)	449,200	4,020,340
ATI Inc (g)	120,100	9,312,554
Axon Enterprise Inc (g)	2,198	1,642,543
Boeing Co (g)	4,303,866	1,010,031,273
Cadre Holdings Inc (f)	342,890	10,564,441
Curtiss-Wright Corp	90,628	43,333,778
Firefly Aerospace Inc (g)	88,900	4,033,393
GE Aerospace (i)	4,461,706	1,227,861,492
General Dynamics Corp	462,742	150,192,171
HEICO Corp	16,978	5,297,476
HEICO Corp Class A	111,546	27,329,885
Howmet Aerospace Inc	1,046,189	182,141,505
Huntington Ingalls Industries Inc	302,296	81,858,734
Karman Holdings Inc (f)	185,490	9,907,021
Kratos Defense & Security Solutions Inc (f)(g)	438,780	28,889,275
L3Harris Technologies Inc	314,454	87,298,719
Lockheed Martin Corp	459,194	209,222,562
Northrop Grumman Corp	327,870	193,456,415
RTX Corp (i)	429,579	68,131,229
Spirit AeroSystems Holdings Inc Class A (g)	3,080,085	128,100,735
Textron Inc	675,308	54,132,689
TransDigm Group Inc	121,579	170,074,432
V2X Inc (g)	860,677	49,488,928
Woodward Inc	151,249	37,331,278
		3,793,652,868
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	579,027	74,520,775
Expeditors International of Washington Inc	278,568	33,578,587
FedEx Corp	458,169	105,869,111
Radiant Logistics Inc (g)	912,800	5,905,815
United Parcel Service Inc Class B	2,518,058	220,178,992
		440,053,280
Building Products - 0.4%
A O Smith Corp	719,780	51,313,116
AAON Inc (f)	28,900	2,397,255
Allegion plc	342,792	58,206,082
Armstrong World Industries Inc	122,486	23,979,084
AZZ Inc	90,429	10,208,530
Builders FirstSource Inc (g)	519,976	72,110,272
Carlisle Cos Inc	157,378	60,730,596
Carrier Global Corp	146,001	9,519,265
Gibraltar Industries Inc (g)	545,023	34,112,990
Hayward Holdings Inc (g)	996,700	16,026,936
Janus International Group Inc (g)	2,202,900	22,800,015
Johnson Controls International plc	430,743	46,042,119
Lennox International Inc	949	529,409
Masco Corp	6,267	459,934
Owens Corning	4,027	604,735
Simpson Manufacturing Co Inc	119,100	22,762,392
Tecnoglass Inc	384,947	27,939,453
Trane Technologies PLC	706,898	293,786,809
Trex Co Inc (g)	313,600	19,327,168
UFP Industries Inc	78,250	7,900,903
		780,757,063
Commercial Services & Supplies - 0.3%
ACV Auctions Inc Class A (g)	438,570	5,113,726
Brady Corp Class A	1,650,239	128,850,662
BrightView Holdings Inc (g)	379,140	5,459,616
Brink's Co/The	749,986	84,028,431
Cintas Corp	402,867	84,614,156
Copart Inc (g)	26,119	1,274,868
Ennis Inc	73,819	1,348,673
MSA Safety Inc	99,738	17,015,303
Republic Services Inc	273,201	63,920,838
Rollins Inc	812,514	45,939,542
Tetra Tech Inc	266,600	9,709,572
Veralto Corp	111,697	11,861,104
Vestis Corp	315,643	1,477,209
VSE Corp (f)	51,750	8,404,200
Waste Management Inc	10,879	2,462,897
		471,480,797
Construction & Engineering - 0.3%
Arcosa Inc	18,707	1,851,058
Bowman Consulting Group Ltd (g)	257,420	10,999,557
Centuri Holdings Inc (f)(g)	428,800	9,107,712
Comfort Systems USA Inc	209,175	147,129,512
Construction Partners Inc Class A (g)	114,730	13,756,127
EMCOR Group Inc	202,339	125,450,180
Everus Construction Group Inc	134,585	10,556,847
Fluor Corp (g)	127,100	5,213,642
IES Holdings Inc (f)(g)	245,398	85,719,975
Limbach Holdings Inc (g)	44,900	5,143,744
Quanta Services Inc	188,803	71,359,982
Sterling Infrastructure Inc (g)	130,860	36,448,436
Valmont Industries Inc	81,595	29,955,156
WillScot Holdings Corp	511,200	12,391,488
		565,083,416
Electrical Equipment - 1.0%
Acuity Inc	181,626	59,295,440
Allient Inc	337,400	15,311,212
AMETEK Inc	534,917	98,852,662
Eaton Corp PLC	635,736	221,960,867
Emerson Electric Co	851,583	112,408,956
EnerSys	35,244	3,617,797
GE Vernova Inc (i)	1,603,432	982,855,713
Generac Holdings Inc (g)	1,756	325,299
Hubbell Inc (f)	46,846	20,190,158
NEXTracker Inc Class A (g)	131,840	8,867,558
nVent Electric PLC	261,234	23,612,941
Regal Rexnord Corp	634,554	94,757,949
Rockwell Automation Inc	3,349	1,150,147
Sensata Technologies Holding PLC	347,345	11,302,606
Vertiv Holdings Co Class A	658,293	83,965,272
		1,738,474,577
Ground Transportation - 0.4%
ArcBest Corp	73,013	5,385,439
CSX Corp (i)	5,218,483	169,652,882
JB Hunt Transport Services Inc	2,329	337,682
Knight-Swift Transportation Holdings Inc	1,876,985	82,399,642
Landstar System Inc	94,057	12,446,563
Lyft Inc Class A (g)	1,726,599	28,005,436
Norfolk Southern Corp	384,581	107,674,988
Old Dominion Freight Line Inc	290,525	43,860,559
Proficient Auto Logistics Inc (f)(g)	699,700	5,527,630
Uber Technologies Inc (g)(i)	1,293,621	121,276,969
Union Pacific Corp	381,957	85,394,126
Universal Logistics Holdings Inc	431,180	11,184,809
Werner Enterprises Inc	859,300	24,790,805
XPO Inc (g)	222,900	28,910,130
		726,847,660
Industrial Conglomerates - 0.0%
3M Co	19,700	3,063,941
Honeywell International Inc	278,891	61,216,575
		64,280,516
Machinery - 1.3%
Allison Transmission Holdings Inc	868,993	75,871,779
Atmus Filtration Technologies Inc	399,746	17,796,692
Blue Bird Corp (f)(g)	207,480	12,114,757
Caterpillar Inc	91,439	38,316,599
Chart Industries Inc (g)	94,900	18,919,264
Crane Co	153,000	28,350,900
Cummins Inc	555,236	221,228,232
Deere & Co	515,399	246,690,577
Donaldson Co Inc	530,322	42,250,754
Dover Corp	683,373	122,228,095
Enpro Inc	99,690	21,809,181
Esab Corp	390,790	45,085,442
ESCO Technologies Inc	9,906	1,990,214
Federal Signal Corp	159,460	19,611,985
Flowserve Corp	860,491	46,173,947
Fortive Corp	10,097	483,242
Franklin Electric Co Inc	12,438	1,217,183
Gates Industrial Corp PLC (g)	1,411,057	36,066,617
Graco Inc	475,979	40,643,847
Hillenbrand Inc	489,700	12,433,483
Hillman Solutions Corp Class A (g)	1,204,896	11,904,372
IDEX Corp	2,244	369,138
Illinois Tool Works Inc	7,921	2,096,293
Ingersoll Rand Inc	709,586	56,362,416
ITT Inc	269,350	45,856,838
JBT Marel Corp	326,776	46,823,733
Lincoln Electric Holdings Inc	156,299	37,922,826
Miller Industries Inc/TN (f)	179,400	7,550,946
Mueller Industries Inc	212,590	20,395,885
Mueller Water Products Inc Class A1	665,469	17,541,763
Nordson Corp	87,506	19,696,726
Oshkosh Corp	64,530	8,993,546
Otis Worldwide Corp	270,829	23,394,209
PACCAR Inc	455,496	45,540,490
Parker-Hannifin Corp	295,254	224,201,125
Pentair PLC	1,153,888	124,077,577
REV Group Inc	706,602	37,598,292
Snap-on Inc	1,553	505,098
SPX Technologies Inc (f)(g)	12,880	2,409,977
Stanley Black & Decker Inc	69,729	5,180,167
Terex Corp	598,710	29,899,577
Timken Co/The	328,000	25,331,440
Toro Co/The	131,300	10,643,178
Wabash National Corp	332,400	3,686,316
Watts Water Technologies Inc Class A	77,582	21,482,456
Westinghouse Air Brake Technologies Corp	999,454	193,394,349
Xylem Inc/NY	47,099	6,667,334
		2,078,808,857
Marine Transportation - 0.0%
Kirby Corp (g)	586,579	57,015,479
Passenger Airlines - 0.0%
Alaska Air Group Inc (g)	46,400	2,912,992
Delta Air Lines Inc	19,399	1,198,470
SkyWest Inc (g)	158,040	19,186,056
Southwest Airlines Co	16,930	556,997
United Airlines Holdings Inc (g)	9,703	1,018,815
		24,873,330
Professional Services - 0.5%
Automatic Data Processing Inc	12,060	3,666,843
Barrett Business Services Inc	130,500	6,368,400
Broadridge Financial Solutions Inc	3,490	892,114
CACI International Inc (g)	31,600	15,159,152
Cbiz Inc (f)(g)	337,101	21,756,499
Concentrix Corp	1,400	73,863
CRA International Inc	56,846	11,014,481
Dayforce Inc (g)	4,750	331,407
Equifax Inc	3,690	908,847
ExlService Holdings Inc (g)	695,282	30,439,446
Exponent Inc	142,593	10,178,288
Franklin Covey Co (f)(g)	31,603	618,155
FTI Consulting Inc (g)	23,760	4,006,886
Genpact Ltd	2,738,829	124,178,507
ICF International Inc	41,175	4,044,209
Insperity Inc	97,713	5,395,712
Jacobs Solutions Inc	3,570	522,041
KBR Inc	2,433,950	122,817,117
Kforce Inc	247,944	8,082,974
Leidos Holdings Inc	907,229	164,135,871
Maximus Inc	1,771,219	155,725,574
Paychex Inc	9,524	1,328,169
Paycom Software Inc	397,135	90,209,215
Paylocity Holding Corp (g)	121,043	21,694,537
Robert Half Inc	279,537	10,432,321
Science Applications International Corp	251,925	29,651,573
SS&C Technologies Holdings Inc	269,621	23,904,598
UL Solutions Inc Class A (f)	175,674	11,097,327
Verisk Analytics Inc	187,256	50,207,079
		928,841,205
Trading Companies & Distributors - 0.2%
Boise Cascade Co	27,935	2,430,345
Core & Main Inc Class A (g)	557,200	36,061,984
DXP Enterprises Inc/TX (g)	165,444	20,660,647
Fastenal Co (i)	1,001,884	49,753,559
Ferguson Enterprises Inc	444,400	102,723,060
FTAI Aviation Ltd	162,100	24,939,085
Global Industrial Co	541,000	20,195,530
GMS Inc (g)	188,357	20,706,085
Herc Holdings Inc (f)	88,950	11,633,771
MSC Industrial Direct Co Inc Class A	209,275	18,882,883
NPK International Inc (g)	227,971	2,370,898
Rush Enterprises Inc Class A (f)	534,000	30,651,600
United Rentals Inc	33,631	32,162,671
Watsco Inc (f)	74,200	29,856,596
Wesco International Inc	113,200	24,885,888
WW Grainger Inc	1,299	1,316,537
Xometry Inc Class A (f)(g)	85,380	4,224,602
		433,455,741
TOTAL INDUSTRIALS		12,103,624,789

Information Technology - 11.4%
Communications Equipment - 0.6%
Arista Networks Inc	1,721,220	235,032,591
Calix Inc (g)	20,984	1,247,499
Ciena Corp (g)	235,233	22,104,845
Cisco Systems Inc (i)	10,331,757	713,821,091
Extreme Networks Inc (g)	141,626	3,027,964
F5 Inc (g)	1,707	534,529
Lumentum Holdings Inc (g)	63,350	8,413,514
Motorola Solutions Inc	275,356	130,094,696
		1,114,276,729
Electronic Equipment, Instruments & Components - 0.5%
Advanced Energy Industries Inc	136,150	20,378,932
Amphenol Corp Class A	1,444,482	157,246,311
Badger Meter Inc	84,330	15,425,644
Bel Fuse Inc Class A	14,700	1,682,121
Bel Fuse Inc Class B	68,381	9,201,347
Belden Inc	786,698	102,428,080
CDW Corp/DE	41,613	6,856,158
Coherent Corp (g)	203,700	18,428,739
Corning Inc	131,116	8,788,705
Crane NXT Co (f)	709,887	42,401,551
ePlus Inc	201,616	14,590,950
Insight Enterprises Inc (f)(g)	467,463	60,844,984
IPG Photonics Corp (g)	71,592	5,857,657
Itron Inc (g)	68,216	8,386,475
Jabil Inc	331,079	67,814,912
Keysight Technologies Inc (g)	5,134	839,050
Littelfuse Inc	4,287	1,113,891
Methode Electronics Inc	229,372	1,773,046
Napco Security Technologies Inc	200,386	7,624,687
OSI Systems Inc (g)	28,800	6,625,440
PAR Technology Corp (f)(g)	152,440	7,801,879
PC Connection Inc	30,555	1,961,937
Sanmina Corp (g)	736,885	86,598,725
TD SYNNEX Corp	837,273	123,975,013
Teledyne Technologies Inc (g)	1,392	749,133
Trimble Inc (g)	7,088	572,851
Vontier Corp	893,340	38,333,219
Zebra Technologies Corp Class A (g)	40,236	12,758,433
		831,059,870
IT Services - 0.4%
Akamai Technologies Inc (g)	4,344	343,740
Amdocs Ltd	1,684,421	144,135,905
Applied Digital Corp (g)	167,200	2,671,856
ASGN Inc (g)	764,895	41,495,554
Cognizant Technology Solutions Corp Class A	870,445	62,889,651
EPAM Systems Inc (g)	21,998	3,879,567
Gartner Inc (g)	118,290	29,713,265
GoDaddy Inc Class A (g)	452,390	67,093,961
Hackett Group Inc/The	67,322	1,401,644
IBM Corporation	522,697	127,271,493
Kyndryl Holdings Inc (g)	3,899,206	123,955,759
MongoDB Inc Class A (g)	18,346	5,790,181
Okta Inc Class A (g)	197,450	18,317,437
Snowflake Inc (g)	265,427	63,346,808
Twilio Inc Class A (g)	419,266	44,278,682
VeriSign Inc	2,498	682,878
		737,268,381
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices Inc (g)	259,671	42,230,295
Analog Devices Inc	749,414	188,335,232
Applied Materials Inc	301,026	48,392,940
Astera Labs Inc (g)	11,900	2,168,180
Axcelis Technologies Inc (f)(g)	81,629	6,533,585
Broadcom Inc	4,575,655	1,360,754,041
Cirrus Logic Inc (g)	323,883	36,984,200
Credo Technology Group Holding Ltd (g)	44,600	5,488,253
Diodes Inc (g)	815,078	44,368,771
Enphase Energy Inc (g)	3,898	146,955
First Solar Inc (g)	297,162	58,003,051
FormFactor Inc (g)	168,106	4,907,014
GlobalFoundries Inc (f)(g)	1,057,967	35,325,518
Ichor Holdings Ltd (g)	161,100	2,714,535
Intel Corp (g)(i)	1,459,957	35,549,953
KLA Corp	3,929	3,426,088
Lam Research Corp	344,002	34,451,800
Lattice Semiconductor Corp (g)	353,514	23,466,259
MACOM Technology Solutions Holdings Inc (g)	205,381	26,319,575
Marvell Technology Inc	3,514,412	220,933,510
Microchip Technology Inc	15,979	1,038,635
Micron Technology Inc	3,820,118	454,632,243
MKS Inc	380,862	39,358,279
Monolithic Power Systems Inc	1,422	1,188,451
NVE Corp	12,850	829,853
NVIDIA Corp (i)	28,195,736	4,911,133,297
ON Semiconductor Corp (g)	596,051	29,558,169
Onto Innovation Inc (g)	143,140	15,172,840
Penguin Solutions Inc (g)	506,260	12,216,054
Photronics Inc (g)	170,591	3,867,298
Power Integrations Inc	134,730	6,076,323
Qorvo Inc (g)	144,703	13,124,562
QUALCOMM Inc	667,134	107,228,448
Rambus Inc (g)	158,900	11,722,053
Rigetti Computing Inc Class A (f)(g)	183,900	2,984,697
Skyworks Solutions Inc	18,557	1,390,662
Teradyne Inc	143,566	16,975,244
Texas Instruments Inc	26,990	5,464,935
		7,814,461,798
Software - 3.5%
ACI Worldwide Inc (g)	402,627	19,869,642
Adobe Inc (g)	363,591	129,692,910
Agilysys Inc (g)	73,160	7,983,219
Alarm.com Holdings Inc (g)	120,338	7,055,417
Appfolio Inc Class A (g)	33,100	9,181,278
AppLovin Corp Class A (g)	195,975	93,791,675
Autodesk Inc (g)	175,396	55,197,121
BILL Holdings Inc (g)	34,344	1,594,248
BitMine Immersion Technologies Inc (g)	206,900	9,024,978
Cadence Design Systems Inc (g)	325,516	114,070,572
Clear Secure Inc Class A	250,258	9,086,868
Commvault Systems Inc (g)	230,921	43,100,250
Core Scientific Inc (f)(g)	263,330	3,778,786
Crowdstrike Holdings Inc Class A (g)	7,400	3,135,380
CyberArk Software Ltd (g)	27,400	12,419,324
Datadog Inc Class A (g)	683,396	93,406,565
Dolby Laboratories Inc Class A	159,882	11,460,342
Dropbox Inc Class A (g)	351,898	10,226,156
Dynatrace Inc (g)	450,900	22,815,540
Fair Isaac Corp (g)	723	1,100,145
Figma Inc Class A (f)	66,900	4,701,732
Fortinet Inc (g)	18,874	1,486,705
Gen Digital Inc	8,069,351	243,694,400
Guidewire Software Inc (g)	78,500	17,036,070
HubSpot Inc (g)	14,840	7,170,243
I3 Verticals Inc Class A (f)(g)	56,459	1,775,636
Informatica Inc Class A (g)	100,396	2,502,872
Intapp Inc (g)	39,060	1,796,369
Intuit Inc	108,510	72,376,170
Klaviyo Inc Class A (g)	1,088,463	35,309,740
Manhattan Associates Inc (g)	167,608	36,109,468
Microsoft Corp (i)	8,745,369	4,431,191,019
nCino Inc (f)(g)	182,300	5,853,653
Oracle Corp	249,821	56,492,023
Palantir Technologies Inc Class A (g)	476,296	74,640,346
Palo Alto Networks Inc (g)	497,782	94,837,427
Pivotal Software Inc Class A rights (e)(g)	1,294,700	12
PTC Inc (g)	48,263	10,304,151
Qualys Inc (g)	105,533	14,332,437
RingCentral Inc Class A (f)(g)	53,422	1,629,905
Riot Platforms Inc (g)	570,300	7,847,328
Roper Technologies Inc	3,195	1,681,560
Salesforce Inc	963,919	247,004,244
Servicenow Inc (g)	15,581	14,294,944
SPS Commerce Inc (g)	97,157	10,716,417
Synopsys Inc (g)	53,095	32,043,894
Telos Corp (g)	180,140	1,113,265
Tenable Holdings Inc (g)	147,778	4,569,296
Teradata Corp (g)	780,374	16,372,247
Terawulf Inc (g)	301,700	2,851,065
Tyler Technologies Inc (g)	1,281	721,048
Varonis Systems Inc (g)	293,290	17,309,976
Weave Communications Inc (g)	847,070	6,590,205
Workday Inc Class A (g)	16,319	3,766,752
Workiva Inc Class A (g)	130,990	10,772,618
Zoom Communications Inc Class A (g)	317,135	25,821,132
		6,174,706,785
Technology Hardware, Storage & Peripherals - 2.0%
Apple Inc (i)	13,739,604	3,189,511,673
Dell Technologies Inc Class C	527,935	64,487,260
Hewlett Packard Enterprise Co	426,301	9,621,614
HP Inc	28,007	799,320
IonQ Inc (f)(g)	85,600	3,658,544
NetApp Inc	58,357	6,582,086
Pure Storage Inc Class A (g)	824,237	63,969,034
Sandisk Corp/DE	786,042	41,243,624
Seagate Technology Holdings PLC	90,505	15,150,537
Super Micro Computer Inc (g)	15,249	633,442
Western Digital Corp	1,634,174	131,289,539
		3,526,946,673
TOTAL INFORMATION TECHNOLOGY		20,198,720,236

Materials - 1.3%
Chemicals - 0.7%
Air Products and Chemicals Inc	216,212	63,590,111
Albemarle Corp	3,496	296,880
Ashland Inc (f)	19,946	1,119,968
Axalta Coating Systems Ltd (g)	2,613,314	81,692,196
Balchem Corp	269,718	43,718,591
CF Industries Holdings Inc	660,309	57,202,569
Chemours Co/The	668,200	10,290,280
Corteva Inc	810,587	60,137,450
Dow Inc (f)(i)	257,700	6,347,151
DuPont de Nemours Inc (f)	344,144	26,471,556
Eastman Chemical Co	3,430	241,265
Ecolab Inc	336,868	93,325,911
Element Solutions Inc	1,009,942	25,975,708
FMC Corp	75,414	2,948,687
Hawkins Inc	12,980	2,171,943
Innospec Inc	63,300	5,544,447
International Flavors & Fragrances Inc	223,205	15,068,570
Intrepid Potash Inc (g)	100,200	3,049,086
Linde PLC	495,547	237,015,175
LyondellBasell Industries NV Class A1	354,139	19,955,733
Minerals Technologies Inc	320,920	21,004,214
Mosaic Co/The	5,554,724	185,527,782
NewMarket Corp	18,091	14,960,533
Olin Corp	171,900	4,067,154
Perimeter Solutions Inc	676,324	15,142,894
PPG Industries Inc	20,072	2,232,609
RPM International Inc	344,122	43,121,928
Scotts Miracle-Gro Co/The	27,500	1,683,550
Sherwin-Williams Co/The	69,350	25,370,311
		1,069,274,252
Construction Materials - 0.2%
CRH PLC	1,830,243	206,725,948
Eagle Materials Inc	288,666	66,652,979
James Hardie Industries PLC (g)	746,817	15,033,426
Knife River Corp (g)	55,310	4,480,110
Martin Marietta Materials Inc	49,291	30,382,972
RHI Magnesita NV	181,180	4,995,611
United States Lime & Minerals Inc	28,858	3,633,799
Vulcan Materials Co	58,989	17,175,237
		349,080,082
Containers & Packaging - 0.2%
Amcor PLC (i)	1,388,010	11,978,526
AptarGroup Inc	367,429	51,171,837
Avery Dennison Corp	50,722	8,706,431
Ball Corp	721,585	37,984,234
Crown Holdings Inc	1,370,452	136,195,520
Graphic Packaging Holding CO (f)	1,148,930	25,586,671
International Paper Co	923,784	45,893,589
Packaging Corp of America	89,855	19,584,796
Silgan Holdings Inc	991,402	46,516,582
Smurfit WestRock PLC	1,272,366	60,259,254
		443,877,440
Metals & Mining - 0.2%
Carpenter Technology Corp	51,490	12,402,911
Commercial Metals Co (f)	294,282	16,971,243
Constellium SE (g)	712,010	10,317,025
Freeport-McMoRan Inc (i)	663,068	29,440,219
Hecla Mining Co	938,462	7,986,312
Newmont Corp	2,232,758	166,117,195
Nucor Corp	311,540	46,335,344
Royal Gold Inc	230,784	41,444,191
Steel Dynamics Inc	396,453	51,903,627
Warrior Met Coal Inc	268,190	16,397,137
Worthington Steel Inc (f)	9,282	309,090
		399,624,294
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	65,090	6,190,710
Magnera Corp (g)	70,411	873,096
Sylvamo Corp	93,798	4,326,902
		11,390,708
TOTAL MATERIALS		2,273,246,776

Real Estate - 1.0%
Diversified REITs - 0.0%
Armada Hoffler Properties Inc Class A	381,840	2,779,795
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc	4,574	377,080
CareTrust REIT Inc	3,261,365	112,223,570
Healthpeak Properties Inc	833,389	14,950,999
Sabra Health Care REIT Inc	329,700	6,300,567
Ventas Inc	1,295,743	88,214,183
Welltower Inc	566,446	95,321,533
		317,387,932
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	20,610	354,698
Ryman Hospitality Properties Inc	110,200	10,886,658
		11,241,356
Industrial REITs - 0.1%
Americold Realty Trust Inc	241,100	3,481,484
First Industrial Realty Trust Inc	13,693	720,252
Prologis Inc (i)	280,368	31,900,271
STAG Industrial Inc Class A	543,944	20,044,336
Terreno Realty Corp	744,600	43,015,542
		99,161,885
Office REITs - 0.0%
BXP Inc	4,327	313,750
COPT Defense Properties	367,400	10,573,772
Douglas Emmett Inc	1,096,170	17,768,916
Kilroy Realty Corp	471,250	19,599,288
Postal Realty Trust Inc Class A	186,260	2,950,358
Vornado Realty Trust	251,300	9,556,939
		60,763,023
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (g)	266,965	43,280,366
Compass Inc Class A (g)	1,394,687	12,663,758
CoStar Group Inc (g)	165,734	14,831,536
Cushman & Wakefield PLC (g)	844,502	13,317,797
Jones Lang LaSalle Inc (g)	138,287	42,256,359
Landbridge Co LLC Class A (f)	45,630	2,425,234
Newmark Group Inc Class A	213,147	3,881,406
Zillow Group Inc Class A (g)	14,370	1,170,868
Zillow Group Inc Class C (g)	154,400	13,017,464
		146,844,788
Residential REITs - 0.1%
AvalonBay Communities Inc	4,225	827,466
Camden Property Trust	732,377	82,011,577
Equity Residential	142,911	9,449,275
Essex Property Trust Inc	1,913	516,912
Invitation Homes Inc	928,495	29,052,609
Mid-America Apartment Communities Inc	59,078	8,614,754
Sun Communities Inc	319,600	40,547,652
UDR Inc	8,957	354,428
		171,374,673
Retail REITs - 0.2%
Acadia Realty Trust	3,748,328	75,004,043
Brixmor Property Group Inc	339,335	9,497,987
Curbline Properties Corp	659,744	14,864,032
Federal Realty Investment Trust	2,306	231,868
Kimco Realty Corp	20,098	452,004
Macerich Co/The	4,461,355	82,088,932
NNN REIT Inc	650,900	27,930,119
Phillips Edison & Co Inc	89,918	3,164,214
Realty Income Corp	26,830	1,576,531
Regency Centers Corp	4,853	351,843
Simon Property Group Inc	288,915	52,195,384
SITE Centers Corp	135,026	1,658,119
Tanger Inc	854,960	29,222,533
Urban Edge Properties	367,140	7,596,127
		305,833,736
Specialized REITs - 0.3%
American Tower Corp	961,957	196,094,935
Crown Castle Inc	480,647	47,651,344
CubeSmart	458,500	18,761,820
Digital Realty Trust Inc	342,499	57,416,532
Equinix Inc	103,443	81,325,852
Extra Space Storage Inc	49,948	7,171,534
Four Corners Property Trust Inc	503,490	13,035,356
Gaming and Leisure Properties Inc	119,198	5,722,696
Iron Mountain Inc	265,166	24,482,777
Lamar Advertising Co Class A	481,253	61,239,444
Outfront Media Inc	3,220,761	60,163,815
Public Storage Operating Co	96,390	28,395,530
SBA Communications Corp Class A	29,893	6,123,581
VICI Properties Inc (i)	127,037	4,291,310
Weyerhaeuser Co	73,878	1,911,224
		613,787,750
TOTAL REAL ESTATE		1,729,174,938

Utilities - 0.9%
Electric Utilities - 0.7%
ALLETE Inc	40,951	2,627,007
Alliant Energy Corp	90,331	5,877,838
American Electric Power Co Inc	36,652	4,069,105
Constellation Energy Corp	390,329	120,213,525
Duke Energy Corp	714,125	87,473,171
Edison International	387,396	21,744,537
Entergy Corp	532,460	46,904,401
Evergy Inc	1,336,359	95,228,942
Eversource Energy	1,110,465	71,147,493
Exelon Corp	2,307,747	100,802,389
FirstEnergy Corp	15,261	665,685
IDACORP Inc	85,530	10,699,803
NextEra Energy Inc	1,776,955	128,029,608
NRG Energy Inc	299,556	43,603,371
OGE Energy Corp	218,200	9,744,812
PG&E Corp (i)	12,672,399	193,634,257
Pinnacle West Capital Corp	3,547	316,959
PPL Corp	747,063	27,245,388
Southern Co/The (i)	1,871,999	172,785,508
TXNM Energy Inc	131,576	7,452,465
Xcel Energy Inc	412,535	29,863,409
		1,180,129,673
Gas Utilities - 0.0%
Atmos Energy Corp	4,719	783,967
MDU Resources Group Inc	254,287	4,142,335
New Jersey Resources Corp	111,375	5,266,924
Southwest Gas Holdings Inc	69,438	5,546,707
UGI Corp	1,445,602	50,075,654
		65,815,587
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	4,267,933	57,787,813
Clearway Energy Inc Class A	29,800	840,062
Talen Energy Corp (g)	50,600	19,173,352
Vistra Corp	352,381	66,638,771
		144,439,998
Multi-Utilities - 0.1%
Ameren Corp	289,630	28,899,281
Black Hills Corp	66,460	3,974,973
CenterPoint Energy Inc	741,292	27,954,121
CMS Energy Corp	37,587	2,690,102
Consolidated Edison Inc	46,692	4,586,555
Dominion Energy Inc	25,336	1,517,626
DTE Energy Co	86,107	11,766,522
NiSource Inc	1,024,961	43,325,101
Public Service Enterprise Group Inc	14,825	1,220,542
Sempra	1,663,517	137,339,964
WEC Energy Group Inc	9,482	1,009,928
		264,284,715
Water Utilities - 0.0%
American Water Works Co Inc	5,794	831,496
Consolidated Water Co Ltd	40,962	1,362,806
		2,194,302
TOTAL UTILITIES		1,656,864,275

TOTAL UNITED STATES		85,634,959,429
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (g)	13,864,401	242,994,235
TOTAL COMMON STOCKS (Cost $65,640,121,881)		91,279,552,265

Domestic Equity Funds - 46.5%
	Shares	Value ($)
Fidelity Advisor Blue Chip Growth Fund - Class Z (k)	18,550,187	4,634,022,339
Fidelity Advisor Magellan Fund - Class Z (k)	570,416,006	9,046,797,857
Fidelity Advisor Small Cap Growth Fund - Class Z (k)	45,176,309	1,579,363,763
Fidelity Contrafund (k)	233,004,920	5,622,408,714
Fidelity Extended Market Index Fund (k)	41,834,104	4,144,504,670
Fidelity Growth Company Fund (k)	381,550,982	17,051,513,398
Fidelity SAI Inflation-Focused Fund (k)	14	1,275
Fidelity SAI Small-Mid Cap 500 Index Fund (k)	31,487,142	217,576,148
Fidelity SAI U.S. Large Cap Index Fund (k)	106,329,912	2,736,931,933
Fidelity SAI U.S. Low Volatility Index Fund (k)	393,234,158	9,162,355,892
Fidelity SAI U.S. Momentum Index Fund (k)	169,667,359	3,238,949,885
Fidelity SAI U.S. Quality Index Fund (k)	819,986,229	19,335,275,273
Fidelity SAI U.S. Value Index Fund (k)	398,040,783	5,321,805,267
Fidelity Small Cap Index Fund (k)	12,904,045	382,604,941
iShares Russell 3000 ETF (f)	223,000	81,901,210
TOTAL DOMESTIC EQUITY FUNDS (Cost $59,463,416,079)		82,556,012,565

Non-Convertible Corporate Bonds - 0.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Glencore Funding LLC 3.875% 10/27/2027 (b)	4,700,000	4,654,285
Glencore Funding LLC 4.907% 4/1/2028 (b)	1,201,000	1,220,948
Glencore Funding LLC 5.338% 4/4/2027 (b)	3,800,000	3,857,999

TOTAL AUSTRALIA		9,733,232
CANADA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.9% 11/15/2026	2,000,000	1,964,729
Rogers Communications Inc 3.2% 3/15/2027	3,000,000	2,951,788
		4,916,517
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canadian Natural Resources Ltd 3.85% 6/1/2027	6,000,000	5,954,854
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	1,427,000	1,454,595
Cenovus Energy Inc 4.25% 4/15/2027	5,500,000	5,496,237
Enbridge Inc 4.6% 6/20/2028	668,000	675,135
Enbridge Inc 5.25% 4/5/2027	1,675,000	1,701,909
Enbridge Inc 5.3% 4/5/2029	1,400,000	1,445,046
Enbridge Inc 5.9% 11/15/2026	3,288,000	3,345,522
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	921,000	928,896
TransCanada PipeLines Ltd 4.25% 5/15/2028	4,700,000	4,702,903
		25,705,097
Financials - 0.0%
Banks - 0.0%
Bank of Montreal 4.567% 9/10/2027 (c)	4,382,000	4,392,673
Bank of Montreal 5.266% 12/11/2026	5,000,000	5,068,833
Bank of Nova Scotia/The 1.3% 9/15/2026	1,960,000	1,904,309
Bank of Nova Scotia/The 4.404% 9/8/2028 (c)	4,920,000	4,944,560
Bank of Nova Scotia/The 5.35% 12/7/2026	1,945,000	1,972,288
Royal Bank of Canada 5.069% 7/23/2027 (c)	4,600,000	4,630,461
Toronto Dominion Bank 1.2% 6/3/2026	1,000,000	977,370
Toronto Dominion Bank 4.568% 12/17/2026	5,600,000	5,626,556
Toronto Dominion Bank 5.264% 12/11/2026	2,075,000	2,104,367
Toronto Dominion Bank 5.532% 7/17/2026	3,000,000	3,033,026
		34,654,443
TOTAL CANADA		65,276,057
CHILE - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA 4% 10/25/2026	3,600,000	3,577,942
DENMARK - 0.0%
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 1.549% 9/10/2027 (b)(c)	2,000,000	1,942,719
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	4,600,000	4,601,084
Danske Bank A/S 5.427% 3/1/2028 (b)(c)	3,000,000	3,050,739
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	2,227,000	2,229,058

TOTAL DENMARK		11,823,600
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banque Federative du Credit Mutuel SA 5.088% 1/23/2027 (b)	1,900,000	1,921,379
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	3,610,000	3,567,842
BNP Paribas SA 1.675% 6/30/2027 (b)(c)	4,300,000	4,202,227
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	4,700,000	4,744,047
BPCE SA 1.652% 10/6/2026 (b)(c)	1,590,000	1,585,545
BPCE SA 5.203% 1/18/2027 (b)	1,500,000	1,519,686
BPCE SA 5.975% 1/18/2027 (b)(c)	3,000,000	3,014,875
BPCE SA 6.612% 10/19/2027 (b)(c)	3,640,000	3,724,693
Credit Agricole SA 1.247% 1/26/2027 (b)(c)	2,000,000	1,973,765
Credit Agricole SA 5.134% 3/11/2027 (b)	3,500,000	3,555,257
Societe Generale SA 5.249% 5/22/2029 (b)(c)	5,280,000	5,360,107
Societe Generale SA 5.5% 4/13/2029 (b)(c)	1,262,000	1,289,941

TOTAL FRANCE		36,459,364
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	4,500,000	4,550,408
Mercedes-Benz Finance North America LLC 4.8% 1/11/2027 (b)	1,900,000	1,916,880
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (b)	3,000,000	2,977,562
Volkswagen Group of America Finance LLC 3.2% 9/26/2026 (b)	3,000,000	2,958,458
Volkswagen Group of America Finance LLC 4.625% 11/13/2025 (b)	1,490,000	1,489,251
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	3,550,000	3,590,741
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	3,900,000	3,967,668
		21,450,968
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	4,000,000	3,977,277
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	3,900,000	3,808,682
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	6,000,000	6,111,578
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	720,000	736,279
		14,633,816
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	3,789,000	3,774,440
Industrials - 0.0%
Machinery - 0.0%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	2,920,000	2,840,117
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	1,660,000	1,683,369
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	1,185,000	1,204,304
		5,727,790
TOTAL GERMANY		45,587,014
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	3,700,000	3,603,001
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	3,000,000	2,965,653
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	2,000,000	2,043,739
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,998,000	2,062,514
		7,071,906
TOTAL FINANCIALS		10,674,907

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	3,500,000	3,458,234
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (b)	3,800,000	3,730,010
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	3,094,000	3,124,866
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	571,000	597,208
		10,910,318
TOTAL IRELAND		21,585,225
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 1.625% 7/12/2026 (b)(l)	3,000,000	2,929,316
Enel Finance International NV 5.125% 6/26/2029 (b)	4,400,000	4,509,881

TOTAL ITALY		7,439,197
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.372% 7/27/2027 (b)	2,000,000	2,005,267
NTT Finance Corp 4.567% 7/16/2027 (b)	263,000	264,668
NTT Finance Corp 4.62% 7/16/2028 (b)	266,000	268,838
NTT Finance Corp 5.104% 7/2/2027 (b)	3,000,000	3,045,548
		5,584,321
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	2,296,000	2,335,971
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	3,620,000	3,531,724
Mitsubishi UFJ Financial Group Inc 4.08% 4/19/2028 (c)	6,000,000	5,983,667
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	2,960,000	2,894,701
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	3,000,000	2,930,815
Mizuho Financial Group Inc 2.839% 9/13/2026	3,000,000	2,959,679
Mizuho Financial Group Inc 3.477% 4/12/2026 (b)	2,000,000	1,988,611
Mizuho Financial Group Inc 5.414% 9/13/2028 (c)	2,000,000	2,045,349
		22,334,546
TOTAL JAPAN		30,254,838
MEXICO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 6.5% 3/13/2027	2,000,000	2,009,000
NETHERLANDS - 0.0%
Financials - 0.0%
Banks - 0.0%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	4,000,000	4,079,394
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(c)	5,800,000	5,747,661
ING Groep NV 4.017% 3/28/2028 (c)	3,800,000	3,786,202
ING Groep NV 4.858% 3/25/2029 (c)	3,679,000	3,731,374
ING Groep NV 6.083% 9/11/2027 (c)	3,000,000	3,050,460
		20,395,091
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	2,760,000	2,748,088
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	1,314,000	1,316,773
NXP BV / NXP Funding LLC 5.35% 3/1/2026	4,000,000	4,008,028
		8,072,889
TOTAL NETHERLANDS		28,467,980
NORWAY - 0.0%
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	5,660,000	5,547,674
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 5.365% 7/15/2028 (c)	3,800,000	3,876,892
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 1.305% 2/2/2027 (b)(c)	3,000,000	2,961,284
UBS Group AG 1.364% 1/30/2027 (b)(c)	3,720,000	3,673,576
UBS Group AG 1.494% 8/10/2027 (b)(c)	6,100,000	5,937,094
UBS Group AG 4.125% 4/15/2026 (b)	3,000,000	2,995,332
UBS Group AG 4.703% 8/5/2027 (b)(c)	2,730,000	2,737,653

TOTAL SWITZERLAND		18,304,939
UNITED KINGDOM - 0.2%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 3.215% 9/6/2026	5,510,000	5,450,015
BAT Capital Corp 3.557% 8/15/2027	4,000,000	3,947,987
BAT Capital Corp 4.7% 4/2/2027	2,000,000	2,010,636
BAT International Finance PLC 1.668% 3/25/2026	2,000,000	1,969,194
Imperial Brands Finance PLC 3.5% 7/26/2026 (b)	1,000,000	991,404
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	1,733,000	1,744,032
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	2,000,000	2,065,111
		18,178,379
Financials - 0.1%
Banks - 0.1%
Barclays PLC 2.279% 11/24/2027 (c)	4,200,000	4,097,114
Barclays PLC 5.501% 8/9/2028 (c)	2,000,000	2,043,772
Barclays PLC 5.674% 3/12/2028 (c)	3,300,000	3,362,779
Barclays PLC 5.829% 5/9/2027 (c)	2,670,000	2,694,203
Barclays PLC 6.496% 9/13/2027 (c)	2,800,000	2,858,133
Barclays PLC 7.325% 11/2/2026 (c)	3,500,000	3,515,093
HSBC Holdings PLC 4.292% 9/12/2026 (c)	1,510,000	1,509,907
HSBC Holdings PLC 4.899% 3/3/2029 (c)	3,998,000	4,055,309
HSBC Holdings PLC 5.597% 5/17/2028 (c)	3,400,000	3,471,324
HSBC Holdings PLC 5.887% 8/14/2027 (c)	4,660,000	4,722,717
HSBC Holdings PLC 7.336% 11/3/2026 (c)	2,000,000	2,009,068
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	5,038,000	4,942,590
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	2,200,000	2,231,426
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,305,000	3,351,123
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 5.412% 6/13/2029 (c)(d)	5,250,000	5,271,878
NatWest Group PLC 1.642% 6/14/2027 (c)	3,000,000	2,936,416
NatWest Group PLC 3.073% 5/22/2028 (c)	3,800,000	3,727,543
NatWest Group PLC 4.892% 5/18/2029 (c)	3,700,000	3,759,335
NatWest Group PLC 5.847% 3/2/2027 (c)	2,758,000	2,777,585
NatWest Group PLC 7.472% 11/10/2026 (c)	2,000,000	2,010,676
NatWest Group PLC U.S. SOFR Index + 1.1%, 5.4599% 5/23/2029 (c)(d)	5,000,000	5,023,265
NatWest Markets PLC 5.416% 5/17/2027 (b)	2,400,000	2,450,680
		72,821,936
Financial Services - 0.0%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	2,000,000	2,046,663
TOTAL FINANCIALS		74,868,599

Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 5% 3/26/2027 (b)	1,066,000	1,078,198
TOTAL UNITED KINGDOM		94,125,176
UNITED STATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
AT&T Inc 1.7% 3/25/2026	2,000,000	1,970,764
AT&T Inc 2.95% 7/15/2026	3,870,000	3,827,005
		5,797,769
Media - 0.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	2,000,000	1,970,571
Cox Communications Inc 3.35% 9/15/2026 (b)	2,000,000	1,977,541
		3,948,112
Wireless Telecommunication Services - 0.0%
Sprint LLC 7.625% 3/1/2026	4,425,000	4,447,003
T-Mobile USA Inc 1.5% 2/15/2026	3,000,000	2,960,140
T-Mobile USA Inc 2.25% 2/15/2026	2,840,000	2,808,464
T-Mobile USA Inc 2.625% 4/15/2026	3,000,000	2,965,886
		13,181,493
TOTAL COMMUNICATION SERVICES		22,927,374

Consumer Discretionary - 0.0%
Automobiles - 0.0%
American Honda Finance Corp U.S. SOFR Index + 0.73%, 5.0837% 8/13/2027 (c)(d)	5,500,000	5,508,898
American Honda Finance Corp U.S. SOFR Index + 0.87%, 5.2201% 7/9/2027 (c)(d)	5,650,000	5,667,120
General Motors Financial Co Inc 1.25% 1/8/2026	1,610,000	1,591,446
General Motors Financial Co Inc 1.5% 6/10/2026	2,000,000	1,954,388
General Motors Financial Co Inc 5% 4/9/2027	1,800,000	1,814,619
General Motors Financial Co Inc 5% 7/15/2027	5,500,000	5,560,857
General Motors Financial Co Inc 5.4% 5/8/2027	3,000,000	3,050,199
Hyundai Capital America 1.5% 6/15/2026 (b)	2,000,000	1,955,977
Hyundai Capital America 2.75% 9/27/2026 (b)	2,000,000	1,966,039
Hyundai Capital America 5.5% 3/30/2026 (b)	2,000,000	2,011,935
Hyundai Capital America 5.65% 6/26/2026 (b)	2,500,000	2,524,968
Hyundai Capital America 5.95% 9/21/2026 (b)	4,000,000	4,061,068
		37,667,514
Specialty Retail - 0.0%
AutoZone Inc 3.125% 4/21/2026	1,500,000	1,488,171
AutoZone Inc 5.165% 6/15/2030	825,000	851,492
O'Reilly Automotive Inc 5.75% 11/20/2026	2,230,000	2,267,178
		4,606,841
TOTAL CONSUMER DISCRETIONARY		42,274,355

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Mars Inc 4.6% 3/1/2028 (b)	3,914,000	3,962,752
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (b)	1,960,000	1,899,824
		5,862,576
Food Products - 0.0%
Bunge Ltd Finance Corp 4.1% 1/7/2028	2,243,000	2,241,759
Tobacco - 0.0%
Altria Group Inc 2.625% 9/16/2026	5,000,000	4,917,355
Philip Morris International Inc 4.125% 4/28/2028	5,100,000	5,111,389
		10,028,744
TOTAL CONSUMER STAPLES		18,133,079

Energy - 0.1%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	2,930,000	2,851,662
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Operating LP 5.625% 7/15/2027	2,809,000	2,867,804
Devon Energy Corp 5.85% 12/15/2025	2,000,000	2,000,429
Diamondback Energy Inc 5.2% 4/18/2027	3,633,000	3,687,556
Energy Transfer LP 5.625% 5/1/2027 (b)	2,000,000	2,000,156
Energy Transfer LP 6% 2/1/2029 (b)	3,900,000	3,955,336
Energy Transfer LP 6.05% 12/1/2026	3,900,000	3,974,786
EQT Corp 3.125% 5/15/2026 (b)	4,000,000	3,953,204
MPLX LP 1.75% 3/1/2026	5,000,000	4,932,710
MPLX LP 4.125% 3/1/2027	3,700,000	3,692,469
Northwest Pipeline LLC 4% 4/1/2027	3,000,000	2,990,274
Occidental Petroleum Corp 5% 8/1/2027	2,738,000	2,765,046
ONEOK Inc 4.25% 9/24/2027	383,000	383,345
Phillips 66 Co 3.55% 10/1/2026	1,850,000	1,835,465
Pioneer Natural Resources Co 1.125% 1/15/2026	1,500,000	1,481,683
Plains All American Pipeline LP / PAA Finance Corp 4.5% 12/15/2026	5,450,000	5,453,511
Transcontinental Gas Pipe Line Co LLC 4% 3/15/2028	3,800,000	3,791,510
Western Gas Partners LP 4.65% 7/1/2026	3,000,000	2,997,000
Western Gas Partners LP 6.35% 1/15/2029	3,600,000	3,786,412
Williams Cos Inc/The 5.4% 3/2/2026	312,000	313,458
		56,862,154
TOTAL ENERGY		59,713,816

Financials - 0.3%
Banks - 0.2%
Bank of America Corp 1.197% 10/24/2026 (c)	3,000,000	2,985,963
Bank of America Corp 3.559% 4/23/2027 (c)	4,000,000	3,980,080
Bank of America Corp 3.824% 1/20/2028 (c)	4,560,000	4,533,654
Bank of America Corp 4.623% 5/9/2029 (c)	5,100,000	5,157,528
Bank of America Corp 4.979% 1/24/2029 (c)	5,500,000	5,597,897
Bank of America Corp 5.08% 1/20/2027 (c)	2,000,000	2,004,721
Bank of America Corp 5.933% 9/15/2027 (c)	3,700,000	3,759,719
Citibank NA U.S. SOFR Index + 0.781%, 5.1371% 5/29/2027 (c)(d)	5,400,000	5,440,404
Citigroup Inc 1.122% 1/28/2027 (c)	5,000,000	4,932,826
Citigroup Inc 1.462% 6/9/2027 (c)	3,000,000	2,933,709
Citigroup Inc 4.075% 4/23/2029 (c)	4,652,000	4,635,456
Citigroup Inc 5.61% 9/29/2026 (c)	2,000,000	2,001,427
Citizens Bank NA/Providence RI 4.575% 8/9/2028 (c)	3,000,000	3,015,137
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	3,000,000	3,008,553
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	4,350,000	4,584,218
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0699% 4/12/2028 (c)(d)	4,525,000	4,522,432
JPMorgan Chase & Co 2.182% 6/1/2028 (c)	3,000,000	2,900,650
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	5,000,000	5,033,289
JPMorgan Chase & Co 4.915% 1/24/2029 (c)	4,560,000	4,641,243
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	6,100,000	6,187,531
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	2,200,000	2,223,002
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	2,384,000	2,434,977
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	3,400,000	3,466,804
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	2,841,000	2,889,674
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	4,600,000	4,626,337
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	5,595,000	5,680,941
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	5,600,000	5,740,154
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	3,000,000	2,922,852
Santander Holdings USA Inc 3.244% 10/5/2026	4,700,000	4,640,967
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	1,162,000	1,175,089
Truist Financial Corp 1.267% 3/2/2027 (c)	3,000,000	2,954,660
Truist Financial Corp 4.123% 6/6/2028 (c)	4,700,000	4,699,284
Truist Financial Corp 5.9% 10/28/2026 (c)	3,900,000	3,907,443
Truist Financial Corp 6.047% 6/8/2027 (c)	5,460,000	5,522,734
US Bancorp 3.1% 4/27/2026	1,500,000	1,488,287
US Bancorp 6.787% 10/26/2027 (c)	3,720,000	3,823,235
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 5.2628% 5/15/2028 (c)(d)	5,100,000	5,129,589
Wells Fargo & Co 2.393% 6/2/2028 (c)	5,900,000	5,718,185
Wells Fargo & Co 3.196% 6/17/2027 (c)	5,350,000	5,303,656
Wells Fargo & Co 4.9% 1/24/2028 (c)	3,722,000	3,754,345
Wells Fargo & Co 4.97% 4/23/2029 (c)	5,858,000	5,969,149
Wells Fargo & Co 5.707% 4/22/2028 (c)	5,700,000	5,829,832
		171,757,633
Capital Markets - 0.1%
Athene Global Funding 1.608% 6/29/2026 (b)	2,500,000	2,445,292
Athene Global Funding 4.86% 8/27/2026 (b)	5,300,000	5,326,850
Athene Global Funding 5.516% 3/25/2027 (b)	2,500,000	2,542,834
Bank of New York Mellon 4.729% 4/20/2029 (c)	1,617,000	1,643,670
Equitable America Global Funding 4.65% 6/9/2028 (b)	5,984,000	6,042,522
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	2,910,000	2,864,720
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	2,000,000	1,943,101
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	5,800,000	5,647,500
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	3,000,000	2,999,551
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6421% 4/23/2028 (c)(d)	3,625,000	3,659,569
Intercontinental Exchange Inc 3.625% 9/1/2028	3,700,000	3,650,181
LPL Holdings Inc 4.9% 4/3/2028	1,904,000	1,928,231
Morgan Stanley 0.985% 12/10/2026 (c)	3,000,000	2,970,702
Morgan Stanley 1.512% 7/20/2027 (c)	5,860,000	5,715,049
Morgan Stanley 1.593% 5/4/2027 (c)	4,000,000	3,925,476
Morgan Stanley 3.591% 7/22/2028 (c)	3,000,000	2,963,206
Morgan Stanley 4.994% 4/12/2029 (c)	3,006,000	3,061,837
Morgan Stanley 5.164% 4/20/2029 (c)	4,600,000	4,702,872
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	4,614,000	4,693,147
		68,726,310
Consumer Finance - 0.0%
Ally Financial Inc 5.737% 5/15/2029 (c)	320,000	328,613
Ally Financial Inc 7.1% 11/15/2027	5,120,000	5,399,740
American Express Co 5.098% 2/16/2028 (c)	2,850,000	2,884,062
American Express Co 5.389% 7/28/2027 (c)	1,700,000	1,716,306
American Express Co 6.338% 10/30/2026 (c)	1,694,000	1,698,919
Capital One Financial Corp 1.878% 11/2/2027 (c)	3,700,000	3,594,991
Capital One Financial Corp 7.149% 10/29/2027 (c)	4,400,000	4,533,803
Ford Motor Credit Co LLC 5.8% 3/5/2027	2,200,000	2,217,034
Ford Motor Credit Co LLC 5.85% 5/17/2027	4,000,000	4,039,957
Ford Motor Credit Co LLC 6.95% 3/6/2026	65,000	65,529
Ford Motor Credit Co LLC 6.95% 6/10/2026	2,000,000	2,026,106
		28,505,060
Financial Services - 0.0%
CNH Industrial Capital LLC 1.45% 7/15/2026	5,700,000	5,558,427
CNH Industrial Capital LLC 4.5% 10/8/2027	3,700,000	3,720,630
Corebridge Financial Inc 3.65% 4/5/2027	2,810,000	2,784,159
Corebridge Global Funding 4.9% 1/7/2028 (b)	2,236,000	2,275,983
Corebridge Global Funding 5.75% 7/2/2026 (b)	2,000,000	2,024,808
Jackson Financial Inc 5.17% 6/8/2027	2,000,000	2,025,757
Western Union Co/The 1.35% 3/15/2026	3,000,000	2,949,350
		21,339,114
Insurance - 0.0%
Aon North America Inc 5.125% 3/1/2027	3,250,000	3,294,506
Arthur J Gallagher & Co 4.6% 12/15/2027	3,068,000	3,095,362
Brown & Brown Inc 4.6% 12/23/2026	1,716,000	1,724,045
Brown & Brown Inc 4.7% 6/23/2028	956,000	965,157
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	3,900,000	3,853,377
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	1,000,000	975,721
Equitable Financial Life Global Funding 1.8% 3/8/2028 (b)	4,000,000	3,773,522
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	2,924,000	3,038,151
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	4,333,000	4,364,163
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	2,512,000	2,565,793
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.3199% 1/14/2028 (b)(c)(d)	2,500,000	2,507,191
MassMutual Global Funding II 5.1% 4/9/2027 (b)	3,400,000	3,454,769
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	1,400,000	1,396,044
RGA Global Funding 4.35% 8/25/2028 (b)	5,930,000	5,946,461
		40,954,262
TOTAL FINANCIALS		331,282,379

Health Care - 0.0%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	342,000	349,990
Health Care Providers & Services - 0.0%
Cigna Group/The 1.25% 3/15/2026	803,000	789,719
Cigna Group/The 3.4% 3/1/2027	3,000,000	2,967,805
CVS Health Corp 2.875% 6/1/2026	3,870,000	3,824,246
CVS Health Corp 5% 2/20/2026	2,000,000	2,004,667
HCA Inc 4.5% 2/15/2027	4,000,000	4,003,164
HCA Inc 5% 3/1/2028	2,388,000	2,431,215
HCA Inc 5.25% 6/15/2026	2,735,000	2,739,787
HCA Inc 5.875% 2/15/2026	2,000,000	2,001,649
Icon Investments Six DAC 5.809% 5/8/2027	3,353,000	3,422,649
		24,184,901
Pharmaceuticals - 0.0%
Bristol-Myers Squibb Co 4.9% 2/22/2027	1,624,000	1,644,187
Haleon US Capital LLC 3.375% 3/24/2027	1,870,000	1,848,296
		3,492,483
TOTAL HEALTH CARE		28,027,374

Industrials - 0.0%
Aerospace & Defense - 0.0%
Boeing Co 6.259% 5/1/2027	302,000	310,762
L3Harris Technologies Inc 5.4% 1/15/2027	2,000,000	2,031,566
		2,342,328
Machinery - 0.0%
Ingersoll Rand Inc 5.197% 6/15/2027	4,100,000	4,169,899
Trading Companies & Distributors - 0.0%
Air Lease Corp 1.875% 8/15/2026	2,000,000	1,953,765
Air Lease Corp 2.875% 1/15/2026	2,158,000	2,143,468
		4,097,233
TOTAL INDUSTRIALS		10,609,460

Information Technology - 0.0%
Communications Equipment - 0.0%
Cisco Systems Inc 4.8% 2/26/2027	3,000,000	3,037,563
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC / EMC Corp 4.75% 4/1/2028	4,400,000	4,462,169
Dell International LLC / EMC Corp 4.9% 10/1/2026	3,000,000	3,012,440
Dell International LLC / EMC Corp 6.02% 6/15/2026	4,015,000	4,050,123
		11,524,732
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Inc 4.15% 2/15/2028	3,547,000	3,550,970
Broadcom Inc 5.05% 7/12/2027	3,800,000	3,859,215
Micron Technology Inc 5.327% 2/6/2029	2,700,000	2,775,991
Micron Technology Inc 6.75% 11/1/2029	1,800,000	1,954,182
		12,140,358
Software - 0.0%
Oracle Corp 2.65% 7/15/2026	4,000,000	3,944,222
Roper Technologies Inc 1% 9/15/2025	2,000,000	1,997,342
VMware LLC 1.4% 8/15/2026	2,000,000	1,944,598
VMware LLC 1.8% 8/15/2028	4,000,000	3,741,114
		11,627,276
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	1,832,000	1,840,684
Hewlett Packard Enterprise Co 4.45% 9/25/2026	2,255,000	2,258,182
		4,098,866
TOTAL INFORMATION TECHNOLOGY		42,428,795

Materials - 0.0%
Chemicals - 0.0%
Celanese US Holdings LLC 1.4% 8/5/2026	2,904,000	2,792,851
Celanese US Holdings LLC 6.665% 7/15/2027 (c)	3,181,000	3,273,211
Mosaic Co/The 4.05% 11/15/2027	3,700,000	3,681,055
		9,747,117
Construction Materials - 0.0%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	1,613,000	1,621,219
TOTAL MATERIALS		11,368,336

Real Estate - 0.0%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 4/1/2028	300,000	303,262
Specialized REITs - 0.0%
American Tower Corp 1.6% 4/15/2026	3,000,000	2,947,438
American Tower Corp 3.125% 1/15/2027	3,600,000	3,545,667
American Tower Corp 5.25% 7/15/2028	3,600,000	3,703,374
		10,196,479
TOTAL REAL ESTATE		10,499,741

Utilities - 0.0%
Electric Utilities - 0.0%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,600,000	2,581,872
Duke Energy Corp 2.65% 9/1/2026	1,000,000	984,901
Eversource Energy 4.75% 5/15/2026	1,800,000	1,804,159
Exelon Corp 5.15% 3/15/2029	586,000	602,984
FirstEnergy Corp 3.9% 7/15/2027 (l)	3,800,000	3,772,259
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	576,000	578,092
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	2,656,000	2,681,101
Pacific Gas and Electric Co 2.1% 8/1/2027	3,900,000	3,737,624
Pacific Gas and Electric Co 5.45% 6/15/2027	2,000,000	2,029,988
Pinnacle West Capital Corp 4.9% 5/15/2028	795,000	806,876
Southern Co/The 5.5% 3/15/2029	893,000	930,897
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	1,265,000	1,274,315
		21,785,068
Multi-Utilities - 0.0%
CenterPoint Energy Inc 1.45% 6/1/2026	3,000,000	2,934,922
Dominion Energy Inc 2.85% 8/15/2026	2,000,000	1,973,441
DTE Energy Co 4.95% 7/1/2027	1,227,000	1,243,352
		6,151,715
TOTAL UTILITIES		27,936,783

TOTAL UNITED STATES		605,201,492
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $978,264,536)		989,269,622

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd (Cost $39,946,516)	1,142,100	46,436,580

U.S. Treasury Obligations - 0.3%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (o)	4.27	1,830,000	1,820,707
US Treasury Bills 0% 10/23/2025 (o)	4.28 to 4.29	730,000	725,739
US Treasury Bills 0% 11/13/2025 (o)(p)	4.15	678,000	672,468
US Treasury Bills 0% 11/20/2025 (o)	4.14	30,000	29,733
US Treasury Bills 0% 11/28/2025 (o)	4.12	170,000	168,337
US Treasury Bills 0% 9/25/2025 (o)	4.23	1,060,000	1,057,131
US Treasury Bills 0% 9/4/2025 (o)	4.28 to 4.29	680,000	679,840
US Treasury Notes 3.625% 5/31/2028	3.57 to 4.27	105,907,700	105,994,577
US Treasury Notes 4.125% 10/31/2027	3.48 to 4.85	94,048,800	95,029,700
US Treasury Notes 4.25% 3/15/2027 (o)	3.57 to 4.69	157,069,800	158,303,043
US Treasury Notes 4.5% 7/15/2026 (s)	4.07 to 4.92	215,566,000	216,618,568
TOTAL U.S. TREASURY OBLIGATIONS (Cost $577,253,796)			581,099,843

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	4.36	1,514,216,709	1,514,519,553
Fidelity Securities Lending Cash Central Fund (q)(r)	4.36	1,066,324,381	1,066,431,013
TOTAL MONEY MARKET FUNDS (Cost $2,580,946,803)			2,580,950,566

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	5,975	9/2/2025	75
S&P 500 Index	Chicago Board Options Exchange	13	8,398,338	6,025	9/2/2025	228
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,200	9/2/2025	165
S&P 500 Index	Chicago Board Options Exchange	60	38,761,560	5,625	9/2/2025	300
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	5,650	9/2/2025	34
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	5,850	9/2/2025	60
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	5,925	9/5/2025	405
S&P 500 Index	Chicago Board Options Exchange	13	8,398,338	5,975	9/5/2025	975
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,260	9/5/2025	2,100
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	5,575	9/5/2025	245
S&P 500 Index	Chicago Board Options Exchange	66	42,637,716	5,740	9/5/2025	2,970
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,115	9/5/2025	875
S&P 500 Index	Chicago Board Options Exchange	73	47,159,898	5,850	9/9/2025	8,395
S&P 500 Index	Chicago Board Options Exchange	12	7,752,312	5,925	9/9/2025	1,650
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,175	9/9/2025	2,520
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	5,750	9/9/2025	648
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,070	9/9/2025	1,275
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	5,800	9/12/2025	1,610
S&P 500 Index	Chicago Board Options Exchange	79	51,036,054	5,825	9/12/2025	18,960
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	5,850	9/12/2025	1,515
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,000	9/12/2025	2,590
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,100	9/12/2025	3,240
S&P 500 Index	Chicago Board Options Exchange	86	55,558,236	5,800	9/16/2025	28,380
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	5,950	9/16/2025	3,220
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,050	9/16/2025	3,840
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	5,825	9/16/2025	2,100
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	5,750	9/19/2025	3,080
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,000	9/19/2025	5,010
S&P 500 Index	Chicago Board Options Exchange	92	59,434,392	5,865	9/19/2025	51,980
S&P 500 Index	Chicago Board Options Exchange	99	63,956,574	5,850	9/23/2025	69,300
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	5,925	9/23/2025	5,100
S&P 500 Index	Chicago Board Options Exchange	99	63,956,574	5,800	9/26/2025	82,170
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	5,850	9/26/2025	6,265
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	5,800	9/30/2025	6,650

						317,930
TOTAL PURCHASED OPTIONS (Cost $630,458)						317,930

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $129,654,722,680)	178,410,095,387
NET OTHER ASSETS (LIABILITIES) - (0.5)% (m)	(800,296,121)
NET ASSETS - 100.0%	177,609,799,266

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	4,981	9/19/2025	1,612,038,388	93,226,582	93,226,582
CME E-Mini S&P 500 Index Contracts (United States)	182	9/19/2025	5,890,203	99,130	99,130
CME E-Mini S&P MidCap 400 Index Contracts (United States)	14	9/19/2025	4,561,900	272,894	272,894
CME Russell 2000 Index Contracts (United States)	43	9/19/2025	5,095,070	300,946	300,946

TOTAL EQUITY CONTRACTS					93,899,552

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	1,263	12/31/2025	263,444,039	537,732	537,732

TOTAL FUTURES CONTRACTS					94,437,284
The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Boston Scientific Corp	Chicago Board Options Exchange	2,312	24,391,600	110.00	9/19/2025	98,260
GE Aerospace	Chicago Board Options Exchange	211	5,806,720	300.00	9/19/2025	14,454
GE Aerospace	Chicago Board Options Exchange	600	16,512,000	300.00	11/21/2025	455,052
GE Vernova Inc	Chicago Board Options Exchange	690	42,294,930	650.00	9/19/2025	648,600
JPMorgan Chase & Co	Chicago Board Options Exchange	1,322	39,847,724	305.00	10/3/2025	842,775
McKesson Corp	Chicago Board Options Exchange	239	16,410,696	750.00	10/17/2025	110,538
Wells Fargo & Co	Chicago Board Options Exchange	663	5,448,534	92.50	11/21/2025	63,317

						2,232,996
Put Options
S&P 500 Index	Chicago Board Options Exchange	60	38,761,560	6,225.00	9/2/2025	1,800
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,325.00	9/2/2025	405
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,400.00	9/2/2025	1,890
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,270.00	9/2/2025	280
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,430.00	9/2/2025	3,960
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,355.00	9/2/2025	770
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,385.00	9/2/2025	1,320
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,220.00	9/5/2025	1,680
S&P 500 Index	Chicago Board Options Exchange	66	42,637,716	6,300.00	9/5/2025	35,640
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,350.00	9/5/2025	5,880
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,470.00	9/5/2025	23,640
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,395.00	9/5/2025	11,620
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,375.00	9/5/2025	7,860
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,420.00	9/5/2025	15,610
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,310.00	9/9/2025	7,490
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,340.00	9/9/2025	8,430
S&P 500 Index	Chicago Board Options Exchange	73	47,159,898	6,370.00	9/9/2025	135,415
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,390.00	9/9/2025	13,350
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,460.00	9/9/2025	29,680
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,415.00	9/9/2025	16,800
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,370.00	9/12/2025	19,460
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,455.00	9/12/2025	30,180
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,410.00	9/12/2025	25,620
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,335.00	9/12/2025	13,170
S&P 500 Index	Chicago Board Options Exchange	79	51,036,054	6,395.00	9/12/2025	260,700
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,400.00	9/16/2025	27,755
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,450.00	9/16/2025	32,460
S&P 500 Index	Chicago Board Options Exchange	86	55,558,236	6,330.00	9/16/2025	225,320
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,380.00	9/16/2025	21,090
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,325.00	9/19/2025	23,100
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,445.00	9/19/2025	36,420
S&P 500 Index	Chicago Board Options Exchange	92	59,434,392	6,395.00	9/19/2025	429,180
S&P 500 Index	Chicago Board Options Exchange	92	59,434,392	6,375.00	9/23/2025	438,840
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,400.00	9/23/2025	37,415
S&P 500 Index	Chicago Board Options Exchange	6	3,876,156	6,440.00	9/23/2025	38,790
S&P 500 Index	Chicago Board Options Exchange	99	63,956,574	6,380.00	9/26/2025	555,786
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,435.00	9/26/2025	47,950
S&P 500 Index	Chicago Board Options Exchange	7	4,522,182	6,430.00	9/30/2025	50,190

						2,636,946
TOTAL WRITTEN OPTIONS						(4,869,942)

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Index	Receives	Monthly	U.s. Sofr Index plus 108 basis points	Monthly	Goldman Sachs International	11/14/2025	3,835	52,910,840	1,724,545	0	1,724,545
S&P 500 Index	Receives	Monthly	U.s. Sofr Index plus 107 basis points	Monthly	BNP Paribas SA	12/1/2025	22,622	312,111,872	10,176,422	0	10,176,422
S&P 500 Index	Receives	Monthly	U.s. Sofr Index plus 103 basis points	Monthly	Goldman Sachs International	11/14/2025	19,383	267,423,942	8,726,632	0	8,726,632
TOTAL RETURN SWAPS									20,627,599	0	20,627,599
Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $610,256,727 or 0.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security
(f)	Security or a portion of the security is on loan at period end.
(g)	Non-income producing.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $60,458,030 or 0.0% of net assets.

(i)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $222,528,172.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Affiliated Fund
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Includes $7,988,283 of cash collateral to cover margin requirements for futures contracts.
(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(o)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $102,863,081.
(p)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.
(s)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $3,652,544.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,481,097,545	4,032,621,650	3,999,199,642	17,249,796	-	-	1,514,519,553	1,514,216,709	2.8%
Fidelity Securities Lending Cash Central Fund	1,458,233,433	1,527,179,173	1,918,981,593	527,439	-	-	1,066,431,013	1,066,324,381	3.8%
Total	2,939,330,978	5,559,800,823	5,918,181,235	17,777,235	-	-	2,580,950,566

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Blue Chip Growth Fund - Class Z	4,056,740,504	-	-	-	-	577,281,835	4,634,022,339	18,550,187
Fidelity Advisor Magellan Fund - Class Z	8,982,286,742	-	550,000,000	-	8,614,442	605,896,673	9,046,797,857	570,416,006
Fidelity Advisor Small Cap Growth Fund - Class Z	1,432,992,521	-	-	-	-	146,371,242	1,579,363,763	45,176,309
Fidelity Contrafund	5,611,614,537	-	557,000,001	-	200,280,927	367,513,251	5,622,408,714	233,004,920
Fidelity Extended Market Index Fund	3,729,881,405	-	50,000,000	-	(839,442)	465,462,707	4,144,504,670	41,834,104
Fidelity Growth Company Fund	14,918,643,407	-	-	-	-	2,132,869,991	17,051,513,398	381,550,982
Fidelity SAI Inflation-Focused Fund	1,185	-	1	-	-	91	1,275	14
Fidelity SAI Small-Mid Cap 500 Index Fund	673,825,773	-	483,527,251	-	70,192,825	(42,915,199)	217,576,148	31,487,142
Fidelity SAI U.S. Large Cap Index Fund	1,850,551,520	1,338,341,071	678,498,192	-	37,039,349	189,498,185	2,736,931,933	106,329,912
Fidelity SAI U.S. Low Volatility Index Fund	7,588,476,519	1,181,731,340	-	-	-	392,148,033	9,162,355,892	393,234,158
Fidelity SAI U.S. Momentum Index Fund	3,110,002,692	-	-	-	-	128,947,193	3,238,949,885	169,667,359
Fidelity SAI U.S. Quality Index Fund	17,139,165,419	795,243,983	-	-	-	1,400,865,871	19,335,275,273	819,986,229
Fidelity SAI U.S. Value Index Fund	4,546,014,185	232,866,735	-	-	-	542,924,347	5,321,805,267	398,040,783
Fidelity Small Cap Index Fund	857,231,619	-	536,331,634	-	93,266,220	(31,561,264)	382,604,941	12,904,045
	74,497,428,028	3,548,183,129	2,855,357,079	-	408,554,321	6,875,302,956	82,474,111,355

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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